File Nos.  33-26646
                                                                      811-5716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No.    16                                    (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No.    32                                                   (X)

                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     --------------------------------------------
     (Name of Depositor)


     152 West 57th Street, 18th Floor, New York, New York             10019
     ----------------------------------------------------           ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (212) 586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York 10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 8, 1999 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
     ___  on (Date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts


                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                           Location
                           PART A

Item 1.   Cover Page.............................  Cover Page

Item 2.   Definitions............................  Index of Terms

Item 3.   Synopsis or Highlights.................  Summary

Item 4.   Condensed Financial Information........  Appendix
                                                   Condensed Financia
                                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.....  Preferred Life; The
                                                   Separate Account;
                                                   Investment Options

Item 6.   Deductions.............................  Expenses

Item 7.   General Description of Variable
          Annuity Contracts......................  The Individual Flexible
                                                   Payment Variable Annuity
                                                   Contract

Item 8.   Annuity Period.........................  Annuity Payments (the Payout
                                                   Phase)

Item 9.   Death Benefit..........................  Death Benefit                                                Provisions

Item 10.  Purchases and Contract Value...........  Purchase

Item 11.  Redemptions............................  Access to Your Money

Item 12.  Taxes..................................  Taxes

Item 13.  Legal Proceedings......................  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information.................  Table of Contents of the
                                                   Statement of Additional
                                                   Information


Item No.                                            Location
                          PART B

Item 15.  Cover Page..............................  Cover Page

Item 16.  Table of Contents.......................  Table of Contents

Item 17.  General Information and History.........  The Company

Item 18.  Services................................  Not Applicable

Item 19.  Purchase of Securities Being Offered....  Not Applicable

Item 20.  Underwriters............................  Distributor

Item 21.  Calculation of Performance Data.........  Calculation of
                                                    Performance Data

Item 22.  Annuity Payments........................  Annuity Provisions

Item 23.  Financial Statements....................  Financial Statements

                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                    PART A


            THE FRANKLIN VALUEMARK II VARIABLE ANNUITY CONTRACT
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
-------------------------------------------------------------------------------
This prospectus describes the Franklin Valuemark II Variable Annuity Contract, with a Fixed Account (Contract) offered by Preferred Life Insurance Company of New York (Preferred Life). All references to "we," "us" and "our" refer to Preferred Life.

The Contract has 25 Variable Options, each of which invests in one of the Portfolios of Franklin Valuemark Funds listed below, and the Fixed Account of Preferred Life. You can select up to 10 investment choices for your additional Purchase Payments (which includes any of the Variable Options and the Fixed Account).

FRANKLIN VALUEMARK FUNDS:

PORTFOLIO SEEKING CAPITAL
PRESERVATION AND INCOME
Money Market Fund

PORTFOLIOS SEEKING INCOME
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING
GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS  SEEKING  CAPITAL  GROWTH
Capital  Growth  Fund
Global  Health Care Securities Fund
Mutual Discovery  Securities Fund
Natural  Resources  Securities Fund
Small Cap Fund
Templeton  Developing  Markets Equity Fund
Templeton  Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about the Franklin Valuemark II Variable Annuity Contract with a Fixed Account.

To learn more about the Contract offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 22 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at (800) 542-5427 or write us at:
152 West 57th Street, New York, NY 10019.

The Franklin Valuemark II Variable Annuity Contracts:

o are not bank deposits

o are not federally insured

o are not endorsed by any bank or government agency

o are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Dated: May 1, 1999

TABLE OF CONTENTS

Index of Terms                                      3


Summary                                             4


Fee Table                                           7


The Franklin Valuemark II
Variable Annuity Contract                          11
Contract Owner                                     11
Contingent Owner                                   11
Annuitant 11
Beneficiary                                        11
Assignment                                         12

Annuity Payments (The Payout Phase)                12
Annuity Options                                    12

Purchase                                           13
Purchase Payments                                  13
Automatic Investment Plan                          13
Allocation of Purchase Payments                    13
Accumulation Units                                 13

Investment Options                                 14
Transfers                                          14
 Telephone Transfers                               15
Dollar Cost Averaging Program                      15
Flexible Rebalancing                               15
Voting Privileges                                  16
Substitution                                       16

Expenses                                           16
Insurance Charges                                  16
 Mortality and Expense Risk Charge                 16
 Administrative Expense Charge                     16
Contract Maintenance Charge                        16
Contingent Deferred Sales Charge                   16
 Reduction or Elimination of the
  Contingent Deferred Sales Charge                 17
Transfer Fee                                       17
Income Taxes                                       17
Portfolio Expenses                                 17

Taxes                                              17
Annuity Contracts in General                       18
Qualified and Non-Qualified Contracts              18
Multiple Contracts                                 18
Withdrawals - Non-Qualified Contracts              18
Withdrawals - Qualified Contracts                  18
Withdrawals - Tax-Sheltered Annuities              18
Diversification                                    19

Access to Your Money                               19
Systematic Withdrawal Program                      19
Minimum Distribution Program                       19
Suspension of Payments or Transfers                20

Performance                                        20

Death Benefit                                      20
Death of Contract Owner                            20
Death of Annuitant                                 21

Other Information                                  21
Preferred Life                                     21
Year 2000 21
The Separate Account                               22
Distribution                                       22
Administration                                     22
Financial Statements                               22

Table of Contents of the
Statement of Additional
Information                                        22

Appendix                                           23

INDEX OF TERMS

This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term

Accumulation Phase                                   11

Accumulation Unit                                    13

Annuitant                                            11

Annuity Options                                      12

Annuity Payments                                     12

Annuity Unit                                         13

Beneficiary                                          11

Contract                                             11

Contract Owner                                       11

Contingent Owner                                     11

Fixed Account                                        11

Income Date                                          12

Non-Qualified                                        18

Payout Phase                                         12

Portfolios                                           14

Purchase Payment                                     13

Qualified                                            18

Tax Deferral                                         18

Variable Option                                      11

SUMMARY
--------------------------------------------------------------------------------


The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE FRANKLIN VALUEMARK II
VARIABLE ANNUITY CONTRACT

The Franklin Valuemark II variable annuity contract offered by Preferred Life is a contract between you, the owner and Preferred Life. The Contract is no longer offered for sale. However, you can make additional Purchase Payments to your Contract.

The Contract provides a means for investing on a tax-deferred basis. It is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit and guaranteed annuity income options.

The Contract has 25 Variable Options, each of which invests in a Portfolio of Franklin Valuemark Funds, and a Fixed Account of Preferred Life. The Portfolios are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates. Depending upon market conditions, you can make or lose money in the Contract based on the Portfolios' investment performance. The Portfolios are designed to offer you a better return than the Fixed Account, however, this is not guaranteed. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for a year at a time.

Currently, you can put your money in up to 10 investment choices for your additional Purchase Payments (which includes any of the 25 Variable Options and the Preferred Life Fixed Account). Preferred Life has the right to limit the number of Variable Options which you may invest in at any one time (now or in the future).

Like all deferred annuity contracts, your Contract has two phases: the accumulation phase and the payout phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis and are based on the investment performance of the portfolio(s) you select and/or the interest rate earned on the money you have in the Fixed Account. During the accumulation phase, the earnings are taxed as income only when you make a withdrawal. The payout phase occurs when you begin receiving regular payments from your Contract.


ANNUITY PAYMENTS (THE PAYOUT PHASE)


You can receive monthly annuity payments from your Contract by selecting one of the Annuity Options we offer. Once you begin receiving regular Annuity Payments, you cannot change your Annuity Option or surrender your Contract.

During the payout phase, you may select from the Variable Options available or the Fixed Account for your investment choices. You may elect to receive Annuity Payments as a variable payout or a fixed payout. If you choose to have any part of your payments based on Portfolio performance (i.e., variable payout) the dollar amount of your Annuity Payments may go up or down, depending on the investment performance of the Portfolios you choose.

PURCHASE

You can add $250 ($100 if you select the automatic investment plan) or more for additional Purchase Payments any time during the Accumulation Phase. This product is not appropriate for market timers.

o Automatic Investment Plan - You can automatically add to your Contract on a monthly or quarterly basis for as little as $100. You can do this by electronically transferring money from your savings or checking account.

INVESTMENT OPTIONS

You may select the Preferred Life Fixed Account and/or the Variable Options which invest in Class 1 shares of the Portfolios Franklin Valuemark Funds listed below. Franklin Valuemark Funds has two classes of shares. You may only invest in Class 1 shares with the Contract.

FRANKLIN VALUEMARK FUNDS:

PORTFOLIO SEEKING CAPITAL
PRESERVATION AND INCOME:
Money Market Fund

PORTFOLIOS SEEKING INCOME:
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING GROWTH AND INCOME:

Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING CAPITAL GROWTH:
Capital Growth Fund
Global Health Care Securities Fund
Mutual Discovery Securities Fund
Natural Resources Securities Fund
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

You can make or lose money based on the Portfolios' performance.

EXPENSES

The Contract has insurance and investment features, and there are costs related to each.

o The mortality and expense risk charge is equal, on an annual basis, to 1.25% total of the average daily value of your Contract allocated to the Variable Options.

o The administrative expense charge is equal, on an annual basis, to.15% of the average daily value of your Contract allocated to the Variable Options.
Together, we refer to the mortality and expense risk charge and the administrative expense charge as the insurance charges.

o During the Accumulation Phase, each year Preferred Life also deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the value of your Contract or your Purchase Payments less withdrawals is at least $100,000. Currently, Preferred Life also waives the charge during the Payout Phase if your Contract value at the Income Date is at least $100,000.

o There are also annual Portfolio operating expenses, which vary depending upon the Portfolio(s) you select. These expenses range from .49% to 1.41% of the average daily value of the Portfolios' Class 1 shares.

o You can transfer between investment choices up to 12 times a year during the Accumulation Phase without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less. All transfers after the Income Date are subject to a transfer fee. Market timing transfers may not be permitted.

o If you make a withdrawal from the Contract, Preferred Life may assess a contingent deferred sales charge (withdrawal charge). The amount of the charge depends upon the length of time since you made your Purchase Payment. Each Purchase Payment you add to your Contract has its own 5 year contingent deferred sales charge period. The charge is:

                                      Charge
         Years since             (as a percentage
      Purchase Payment         of Purchase Payments)
   ----------------------------------------------------
             0-1                         5%
             1-2                         5%
             2-3                         4%
             3-4                         3%
             4-5                        1.5%
              5+                         0%

Once each Contract year, you can make a partial withdrawal of up to 15% of the Purchase Payments you have made, less any prior withdrawals and Preferred Life will not deduct the contingent deferred sales charge. If you do not make a withdrawal in a Contract year, you may take that 15% in future years.

TAXES

You do not have to pay taxes on any earnings until you withdraw money from your Contract. In most cases, if you make a withdrawal, earnings come out first and are taxed as income. If you are younger than 591/2 when you make a withdrawal, you may be charged a 10% federal tax penalty on the taxable amounts withdrawn. Payments during the payout phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable.

ACCESS TO YOUR MONEY

You may make a withdrawal at any time during the Accumulation Phase. You may request a withdrawal or elect the Systematic Withdrawal Program or Minimum Distribution Program which is briefly described below. Of course, you may also have to pay income tax and a tax penalty on any money you take out of the Contract.

o Systematic Withdrawal Program - You can elect to receive monthly or quarterly payments from Preferred Life while your Contract is in the Accumulation Phase. Of course, you may have to pay tax penalties and income taxes on the money you receive.

o Minimum Distribution Program - You can arrange to have money sent to you each month or quarter to meet certain required distribution requirements imposed by the Internal Revenue Code for IRAs (generally after age 701/2).

PERFORMANCE

The value of the Contract will vary up or down depending upon the performance of the Portfolio(s) you choose. From time to time, Preferred Life may advertise performance. The SAI contains performance information. Past performance is not a guarantee of future results.

DEATH BENEFIT

If you die during the Accumulation Phase, the person you have selected as your Beneficiary will receive a death benefit.

OTHER INFORMATION

No Probate. In most cases, when you die, your Beneficiary will receive the death benefit without going through probate.

Additional Features:

The Contract offers additional features which you might be interested in. These include:

o Dollar Cost Averaging Program - You can arrange to have a regular amount of money automatically transferred from selected Variable Options or the Fixed Account to other Variable Options each month or each quarter. Theoretically this can give you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

o Flexible Rebalancing - Preferred Life will automatically readjust your Contract value among the Variable Options that you have chosen to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually.

These features may not be suitable for your particular situation.


INQUIRIES

If you have any questions about your Contract or need more information, please contact us at:
   Valuemark Service Center
   300 Berwyn Park
   P.O. Box 3031
   Berwyn, PA 19312-0031
   (800) 624-0197

FEE TABLE

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of Purchase Payments)

                                  Years Since
                               Purchase Payment   Charge
                             -----------------------------
                                      0-1            5%
                                      1-2            5%
                                      2-3            4%
                                      3-4            3%
                                      4-5          1.5%
                                      5+             0%

Transfer Fee** First 12 transfers in a Contract year during the Accumulation Phase are free. Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not counted.

CONTRACT MAINTENANCE CHARGE***                      $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge                    1.25%

Administrative Expense Charge                         .15%
                                                 ---------------

Total Separate Account Annual Expenses               1.40%

*Once each Contract year, you may make a partial withdrawal of up to 15% of the Purchase Payments you have made (less prior withdrawals) and Preferred Life will not assess a contingent deferred sales charge. If you do not make a withdrawal in a Contract year, you may take that 15% in future years. See "Access to Your Money" for additional options.

**The Contract provides that if more than three transfers have been made in a Contract year, Preferred Life may deduct a transfer fee. Currently, Preferred Life permits you to make 12 free transfers each year during the Accumulation Phase. All transfers during the Payout Phase are subject to a transfer fee. Market timing transfers may not be permitted.

***During the Accumulation Phase, the charge is waived if the value of your Contract or the Purchase Payments you have made (less withdrawals) is at least $100,000. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES: CLASS 1 SHARES

(as a percentage of Franklin Valuemark Funds' average net assets)

The Management and Portfolio  Administration  Fees and Total Annual  Expenses for each Portfolio are based on a percentage of that
Portfolio's  average  net assets for the most recent  fiscal  year.  See the  prospectus  for  Franklin  Valuemark  Funds for more information.

                                                         Management                                         Total
                                                        and Portfolio                                      Annual
                                                    Administration Fees1        Other Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                         .75%                     .02%                    .77%

Global Health Care Securities Fund2                         .75%                     .09%                    .84%

Global Utilities Securities Fund                            .47%                     .03%                    .50%

Growth and Income Fund                                      .47%                     .02%                    .49%

High Income Fund                                            .50%                     .03%                    .53%

Income Securities Fund                                      .47%                     .02%                    .49%

Money Market Fund                                           .51%                     .02%                    .53%

Mutual Discovery Securities Fund                            .95%                     .05%                   1.00%

Mutual Shares Securities Fund                               .74%                     .03%                    .77%

Natural Resources Securities Fund                           .62%                     .02%                    .64%

Real Estate Securities Fund                                 .52%                     .02%                    .54%

Rising Dividends Fund                                       .70%                     .02%                    .72%

Small Cap Fund                                              .75%                     .02%                    .77%

Templeton Developing Markets Equity Fund                   1.25%                     .16%                   1.41%

Templeton Global Asset Allocation Fund                      .80%                     .04%                    .84%

Templeton Global Growth Fund                                .83%                     .05%                    .88%

Templeton Global Income Securities Fund                     .57%                     .06%                    .63%

Templeton International Equity Fund                         .80%                     .08%                    .88%

Templeton International Smaller Companies Fund             1.00%                     .10%                   1.10%

Templeton Pacific Growth Fund                               .99%                     .11%                   1.10%

U.S. Government Securities Fund                             .48%                     .02%                    .50%

Value Securities Fund2                                      .75%                     .08%                    .83%

Zero Coupon Fund - 2000                                     .63%                     .03%                    .66%

Zero Coupon Fund - 2005                                     .63%                     .03%                    .66%

Zero Coupon Fund - 2010                                     .62%                     .04%                    .66%
---------------------------------------------------------------------------------------------------------------------------

1. The  Portfolio  Administration  Fee is a direct  expense  for the Global  Health Care  Securities  Fund,  the Mutual  Discovery
Securities  Fund, the Mutual Shares  Securities  Fund, the Templeton  Global Asset  Allocation  Fund, the Templeton  International
Smaller Companies Fund, and the Value Securities Fund. Other Portfolios pay for similar services indirectly through the Management
Fee. See the Franklin Valuemark Funds prospectus for further information regarding these fees.

2. The Global Health Care Securities Fund and the Value Securities Fund commenced operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1999. EXAMPLES

o The examples below should not be considered a representation of past or future expenses.  Actual expenses may be greater or less than those shown.

o The $30 contract  maintenance  charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o For additional information, see "Expenses" and the Franklin Valuemark Funds prospectus.

You would pay the following  expenses on a $1,000  investment,  assuming a 5% annual  return on your money if you  surrender  your
Contract at the end of each time period:

                                                        1 Year           3 Years           5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                       $66              $93              $125             $260

Global Health Care Securities Fund*                       $66              $95              $129             $267

Global Utilities Securities Fund                          $63              $85              $111             $232

Growth and Income Fund                                    $63              $84              $111             $231

High Income Fund                                          $63              $86              $113             $235

Income Securities Fund                                    $63              $84              $111             $231

Money Market Fund                                         $63              $86              $113             $235

Mutual Discovery Securities Fund                          $68             $100              $137             $284

Mutual Shares Securities Fund                             $66              $93              $125             $260

Natural Resources Securities Fund                         $64              $89              $119             $247

Real Estate Securities Fund                               $63              $86              $113             $236

Rising Dividends Fund                                     $65              $91              $123             $255

Small Cap Fund                                            $66              $93              $125             $260

Templeton Developing Markets Equity Fund                  $72             $112              $157             $324

Templeton Global Asset Allocation Fund                    $66              $95              $129             $267

Templeton Global Growth Fund                              $67              $96              $131             $272

Templeton Global Income Securities Fund                   $64              $89              $118             $246

Templeton International Equity Fund                       $67              $96              $131             $272

Templeton International Smaller Companies Fund            $69             $103              $142             $294

Templeton Pacific Growth Fund                             $69             $103              $142             $294

U.S Government Securities Fund                            $63              $85              $111             $232

Value Securities Fund*                                    $66              $95              $128             $266

Zero Coupon Fund -2000                                    $64              $90              $120             $249

Zero Coupon Fund -2005                                    $64              $90              $120             $249

Zero Coupon Fund -2010                                    $64              $90              $120             $249
---------------------------------------------------------------------------------------------------------------------------

*Estimated

You would pay the  following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if you do not surrender your Contract or if you apply the Contract value to an Annuity Option:

                                                        1 Year           3 Years           5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                       $23              $71              $121             $260

Global Health Care Securities Fund*                       $24              $73              $125             $267

Global Utilities Securities Fund                          $20              $63              $108             $232

Growth and Income Fund                                    $20              $62              $107             $231

High Income Fund                                          $21              $64              $109             $235

Income Securities Fund                                    $20              $62              $107             $231

Money Market Fund                                         $21              $64              $109             $235

Mutual Discovery Securities Fund                          $25              $78              $133             $284

Mutual Shares Securities Fund                             $23              $71              $121             $260

Natural Resources Securities Fund                         $22              $67              $115             $247

Real Estate Securities Fund                               $21              $64              $110             $236

Rising Dividends Fund                                     $23              $69              $119             $255

Small Cap Fund                                            $23              $71              $121             $260

Templeton Developing Markets Equity Fund                  $29              $90              $153             $324

Templeton Global Asset Allocation Fund                    $24              $73              $125             $267

Templeton Global Growth Fund                              $24              $74              $127             $272

Templeton Global Income Securities Fund                   $22              $67              $114             $246

Templeton International Equity Fund                       $24              $74              $127             $272

Templeton International Smaller Companies Fund            $26              $81              $138             $294

Templeton Pacific Growth Fund                             $26              $81              $138             $294

U.S. Government Securities Fund                           $20              $63              $108             $232

Value Securities Fund*                                    $24              $73              $124             $266

Zero Coupon Fund -2000                                    $22              $68              $116             $249

Zero Coupon Fund -2005                                    $22              $68              $116             $249

Zero Coupon Fund - 2010                                   $22              $68              $116             $249

*Estimated


See the Appendix for Accumulation Unit values (Condensed Financial Information).

THE FRANKLIN VALUEMARK II
VARIABLE ANNUITY CONTRACT

This prospectus describes the Franklin Valuemark II flexible payment variable deferred annuity contract, with a Fixed Account, issued by Preferred Life. The Contract is no longer offered for sale. However, you may make additional Purchase Payments to your Contract.

An annuity is a Contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least 5 years after we issue your Contract. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

You have 26 investment choices - the 25 Variable Options, each of which invests in one of the Portfolios of Franklin Valuemark Funds, and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among 25 Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios of Franklin Valuemark Funds. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed. If you select the variable annuity portion of your Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within a twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future - please contact Preferred Life for the most current terms. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners or Contingent Owners at any time. A request for change must be:

o in writing,

o received by Preferred Life at its Valuemark Service Center.

After Preferred Life records the change, it will become effective as of the date the written request is signed. A new designation of Contract Owner will not apply to any payment made or action taken by Preferred Life before the time the change was received. This may be a taxable event. You should consult with your tax adviser before doing this.

CONTINGENT OWNER

You can name a Contingent Owner. Any Contingent Owner must be your spouse.

If a Contingent Owner is named, upon the death of the Contract Owner before the Income Date, the Contingent Owner, if any, becomes the designated Beneficiary and we will treat any other Beneficiary named as a contingent Beneficiary unless you indicate otherwise.

ANNUITANT

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. Joint Annuitants are allowed during the Payout Phase. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). The Annuitant has no rights or privileges prior to the Income Date.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary. Upon the death of the Contract Owner, the Contingent Owner will be the designated Beneficiary and any other Beneficiary named will be treated as a contingent Beneficiary, unless you indicate otherwise.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least five years after you buy the Contract. The Income Date cannot be later than the month following the Annuitant's 85th birthday or 10 years from the day we issue your Contract, if later. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. The Annuitant will receive the Annuity Payments. You will receive tax reporting on those payments.

Depending on the Annuity Option you select, you may elect to receive your Annuity Payments as a variable payout or a fixed payout. Annuity Payments under Annuity Options 1 and 2 are available as fixed payouts only. Annuity Payments under Annuity Options 3, 4 and 5 are available as variable payouts only. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon:

1) the value of your Contract in the Variable Option(s) on the Income Date;

2) the 5% assumed investment rate used in the annuity table for the Contract (other assumed investment rates may be available);

3) the performance of the Variable Option(s) you selected; and

4) the Annuity Option you select.

If the actual performance of the Variable Option(s) you selected exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual performance is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS

Instead of having the proceeds paid in one sum, you can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. The Annuity Option must be selected at least 30 days prior to the Income Date.

OPTION 1. LIFE ANNUITY WITH GUARANTEE FOR MINIMUM PERIOD. Under this fixed annuity option, we will make equal monthly Annuity Payments during the lifetime of the Annuitant but at least for the minimum period. If, when the Annuitant dies, we have made Annuity Payments for less than the selected guaranteed period, we will pay the discounted value of the remaining guaranteed payments in a single lump sum.

OPTION 2. LIFE ANNUITY WITH CASH REFUND. Under this fixed annuity option, we will make equal monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments we have made is less than the value applied to the Annuity Option, then you will receive a cash refund as set forth in your Contract.

OPTION 3. LIFE ANNUITY. Under this variable annuity option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 4. LIFE ANNUITY WITH 10 YEAR GUARANTEE. Under this variable annuity option, we will make monthly Annuity Payments during the Annuitant's lifetime. However, if the Annuitant dies before the end of the 10 year guaranteed period, we will continue to make Annuity Payments for the rest of the 10 year guaranteed period.

OPTION 5. JOINT AND LAST SURVIVOR ANNUITY. Under this variable annuity option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The monthly Annuity Payments will end when the last surviving Annuitant dies.


PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan). Preferred Life may, at its sole discretion, waive the minimum payment requirements. We will not waive the minimum amounts for Qualified Contracts. We reserve the right to decline any Purchase Payments where we determine that the ages of and/or relationships between the Contract Owner, Annuitant and/or Beneficiary make it inappropriate to issue the Contract.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in up to 10 investment choices (which includes any of the 25 Variable Options which invest in a Portfolio of Franklin Valuemark Funds and the Preferred Life Fixed Account). We may change this in the future.

If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option. We do this by:

1. determining the total amount of money invested in the particular Variable Option;

2. subtracting from that amount the mortality and expense risk charge and the administrative expense charge and any other charges such as taxes we have deducted; and

3. dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Growth and Income Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Growth and Income Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The Contract offers Variable Options which invest in Class 1 shares of 25 Portfolios of Franklin Valuemark Funds. The Contract also offers a Fixed Account of Preferred Life. Additional Portfolios may be available in the future.

You should read the Franklin Valuemark Funds prospectus (which is attached to this prospectus) carefully before investing.

Franklin Valuemark Funds (Trust) is the mutual fund underlying your Contract. Each Portfolio has its own investment objective. The Trust issues two classes of shares which are described in the attached Trust prospectus. Only Class 1 shares are available with your Contract. Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers to help them manage the Portfolios.


The following is a list of the Portfolios available under the Contract:

                                               Investment
Available Portfolios                            Managers
--------------------------------------------------------------------------------
PORTFOLIO SEEKING
CAPITAL PRESERVATION AND INCOME
Money Market Fund                                   FA

PORTFOLIOS SEEKING INCOME
High Income Fund                                    FA
Templeton Global Income Securities Fund             FA
U.S. Government Securities Fund                     FA
Zero Coupon Funds - 2000, 2005, 2010                FA

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund                   FA
Growth and Income Fund                             FA
Income Securities Fund                             FA
Mutual Shares Securities Fund                      FMA
Real Estate Securities Fund                        FA
Rising Dividends Fund                              FAS
Templeton Global Asset Allocation Fund             TGA
Value Securities Fund                              FAS

PORTFOLIOS SEEKING CAPITAL GROWTH
Capital Growth Fund                                FA
Global Health Care Securities Fund                 FA
Mutual Discovery Securities Fund                   FMA
Natural Resources Securities Fund                  FA
Small Cap Fund                                     FA
Templeton Developing Markets Equity Fund           TAM
Templeton Global Growth Fund                       TGA
Templeton International Equity Fund                FA
Templeton International Smaller Companies Fund     TIC
Templeton Pacific Growth Fund                      FA

Franklin Valuemark Funds serves as the underlying mutual fund for other variable annuity contracts offered by Preferred Life and its affiliates and variable life insurance policies offered by an affiliate of Preferred Life. Franklin Valuemark Funds believes that offering its shares in this manner will not be disadvantageous to you.

TRANSFERS

You can transfer money among the 25 Variable Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio.

Your Contract provides that you can make 3 transfers every year without charge. However, currently Preferred Life permits you to make 12 transfers every year without charge during the Accumulation Phase. We measure a year from the anniversary of the day we issued your Contract. Preferred Life charges for all transfers you make after the Income Date. You can make a transfer to or from the Fixed account and to or from the any Variable Option. After the Income Date, if you selected a variable payout, you can make transfers.

The following applies to any transfer:

1. The minimum amount which you can transfer is the lesser of: $1,000, or your entire value in the Variable Option or the Fixed Account.

2. You cannot make a partial transfer if the value remaining in the Variable Option or the Fixed Account would be less than $1,000.

3. Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4. Your request for a transfer must clearly state how much the transfer is for.

5. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6. During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7. During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Telephone Transfers
You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. Preferred Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.
Preferred Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option. It is available for additional Purchase Payments to existing Contracts. You will receive a special fixed rate guaranteed for one year by Preferred Life. Dollar cost averaging will take place over twelve months from the DCA fixed account into the target Variable Option of your choice. The required minimum investment is $6,000.

The second option is the Standard Dollar Cost Averaging Option. It requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Preferred Life.

Your participation in the program will end when any of the following occurs:

(1) the number of desired transfers have been made;

(2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

(3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

(4) the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers are done on calendar quarters only and will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. We must receive a request to participate in the program by the 8th of the month for Flexible Rebalancing to begin that month. If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

VOTING PRIVILEGES

Preferred Life is the legal owner of the Trust's Class 1 Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.


EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1) the mortality and expense risk charge, and

2) the administrative expense charge.

Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

Every year, at each Contract anniversary, Preferred Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract or Purchase Payments (less withdrawals) is at least $100,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. Currently, Preferred Life also waives the charge during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

If you make a complete withdrawal from your Contract on other than a Contract anniversary, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

If you make a withdrawal, it may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. This charge reimburses Preferred Life for expenses associated with the promotion, sale and distribution of the Contracts.

For a partial withdrawal, we will deduct the charge from the amount remaining in the Contract, if sufficient. Otherwise, we will deduct it from the amount you withdraw. We will deduct the charge pro rata from the Variable Options and/or the Fixed Account unless you instruct us otherwise. The charge is:

         Years since            Contingent deferred
      Purchase Payment             sales charge
------------------------------------------------------------------------------
             0-1                        5%
             1-2                        5%
             2-3                        4%
             3-4                        3%
             4-5                       1.5%
             5+                          0%

However, after Preferred Life has had a Purchase Payment for 5 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Free Withdrawal Amount. Once each Contract year, you can make a withdrawal up to 15% of Purchase Payments you have made (less any prior withdrawals) and no contingent deferred sales charge will be deducted from the 15% you take out. If you make a withdrawal of more than the free withdrawal amount, it will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. You may carry over to the next year the full 15% if you do not make any withdrawal in a Contract year. Preferred Life does not assess the contingent deferred sales charge from Purchase Payments which have been held under the Contract for more than 5 years or paid out as Annuity Payment.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.


Reduction or Elimination of the
Contingent Deferred Sales Charge

Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may choose to not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Also, Preferred Life may choose to reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Preferred Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

TRANSFER FEE

Prior to the Income Date, you can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

Preferred Life charges a fee for all transfers you make after the Income Date.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this pro-spectus and the accompanying prospectus for Franklin Valuemark Funds.


TAXES
--------------------------------------------------------------------------------

NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Preferred Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1) paid on or after the taxpayer reaches age 591/2;

(2) paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5) paid under an immediate annuity; or

(6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of Purchase Payments made by Contract Owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when a Contract
Owner:

(1) reaches age 591/2;

(2) leaves his/her job;

(3) dies;

(4) becomes disabled (as that term is defined in the Code); or

(5) in the case of hardship.

However, in the case of hardship, you can only withdraw the Purchase Payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

You can have access to the money in your Contract:

(1) by making a withdrawal (either a partial or a total withdrawal);

(2) by receiving Annuity Payments; or

(3) when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge and less any contract maintenance charge. (See "Expenses" for a discussion of the charges.)

Unless you instruct Preferred Life otherwise, the partial withdrawal will be made pro-rata from all the Variable Options you selected.

We will pay the amount of any withdrawal from the Variable  Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Preferred Life offers a program which provides automatic monthly or quarterly payments to you each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge is limited to 9% of the value of your Contract. However, we may increase the 9% limit to allow you to make systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. If you make withdrawals under this program, you may not also use the 15% free withdrawal amount that year. All systematic withdrawals will be made on the 9th day of the month unless it is not a business day. If it is not, then the withdrawal will be made on the previous business day. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see "Expenses." Preferred Life reserves the right to modify the eligibility rules of this program at any time without notice.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Preferred Life cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


PERFORMANCE
--------------------------------------------------------------------------------


Preferred Life periodically advertises performance of the Variable Options. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Portfolio expenses. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the Franklin Valuemark Funds prospectus for more information.

The inception dates of the Portfolios may pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Option first invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.


DEATH BENEFIT
-----------------------------------------------------------------------------

DEATH OF CONTRACT OWNER

If you die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid if you die during the Payout Phase. We will determine the value of the death benefit as of the end of the business day we receive both due proof of death and a payment election at our Valuemark Service Center.

The guaranteed death benefit is:

o on the day we issue your Contract, the guaranteed death benefit is equal to the Purchase Payments you have made.

o after the date we issue your Contract, the guaranteed death benefit will be the sum of all Purchase Payments you have made, less any withdrawals.

The guaranteed death benefit will never be less than the value of your Contract as of the most recent five year Contract anniversary before the earlier of:

o the date of your death, or

o the date of your 81st birthday, plus subsequent Purchase Payments you have made less withdrawals.

The Beneficiary may, at any time before the end of a sixty (60) day period after Preferred Life receives proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit. The value of the death benefit is equal to the greater of the guaranteed death benefit or the surrender value as of the end of the business day we receive both due proof of death and a payment election.


B. The payment of the entire death benefit within 5 years of the date of the Contract Owner's death. We determine the value of the death benefit under Option B by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will be the death benefit. We will reduce any distribution of such death benefit by the sum of any contract maintenance charges and contingent deferred sales charges. If the guaranteed death benefit is greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. We will not accept any additional Purchase Payments after the Contract Owner dies.

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Payments (The Payout Phase) - Annuity Options"). We determine the value of the death benefit under Option C by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, we will treat it as the death benefit. If the guaranteed death benefit is greater, it will be the death benefit.

D. If the Beneficiary is your spouse, he/she can elect to continue the Contract in his/her own name. We determine the value of the death benefit under Option D by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will remain the Contract value. If the guaranteed death benefit is greater, it will become the new Contract value. Any distribution to the new Contract Owner will be reduced by the sum of any applicable contract maintenance charges and contingent deferred sales charges.

If the Beneficiary does not elect a payment option, we will make a single sum settlement at the end of the sixty (60) day period following the date we receive proof of death. Some states, including New York, require the submission of tax forms in connection with death benefit proceeds under certain circumstances. We may delay paying a death benefit pending receipt of any applicable tax consents and/or forms.

In those Contracts where a Contingent Owner is named, in the event of your death before the Income Date, the Contingent Owner (if any) becomes the designated Beneficiary and we will treat any other Beneficiary as a contingent Beneficiary, unless you indicate otherwise. Only your spouse can be a Contingent Owner. If there is no surviving Contingent Owner, the death benefit is payable to the Beneficiary you designate.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner, dies on or before the Income Date, you may name a new Annuitant. If you do not designate a new Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then for purposes of the death benefit, the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. We will require proof of the Annuitant's death. The remaining amounts payable will be paid at least as rapidly as they were being paid at the Annuitant's death.


OTHER INFORMATION
-------------------------------------------------------------------------------


PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life) is a stock life insurance company organized under the laws of the state of New York. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life). Allianz Life is headquartered in Minneapolis, Minnesota. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding. Preferred Life is authorized to do direct business in six states, including New York. Preferred Life offers group life, group accident and health insurance and variable annuity products.

YEAR 2000

Preferred Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed. These costs are expensed as incurred and total costs are not expected to have a significant effect on Preferred Life's financial position or results of operations. Preferred Life believes it is taking steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Preferred Life will be adequate to avoid any adverse impact.

THE SEPARATE ACCOUNT

Preferred  Life  established a separate  account named  Preferred  Life Variable
Account C (Separate Account) to hold the assets that underlie the Contract, except assets allocated to the Fixed Account. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the variable Contract are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contract and not against any other contracts Preferred Life may issue.

DISTRIBUTION

NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contract. NFP is a wholly-owned subsidiary of Allianz Life. NFP has subcontracted with Franklin Advisers, Inc. for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.0% of Purchase Payments. The New York Insurance Department permits asset-based compensation. Preferred Life may adopt an asset-based compensation program in addition to, or instead of, the present compensation program. Commissions may be recovered from a broker-dealer if a withdrawal occurs within 12 months of a Purchase Payment.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
-------------------------------------------------------------------------------


Company                                                2

Experts                                                2

Legal Opinions                                         2

Distribution                                           2

Reduction or Elimination of the
 Contingent Deferred Sales Charge                      2

Calculation of Performance Data                        2

Federal Tax Status                                     6

Annuity Provisions                                    11

Financial Statements                                  11


APPENDIX

CONDENSED FINANCIAL INFORMATION

The financial  statements of Preferred Life and the financial  statements of the Separate Account may be found in the Statement of
Additional Information.

The table below includes Accumulation Unit values for the periods indicated.

This information should be read in conjunction with the financial statements and related notes to the Separate Account included in the Statement of Additional Information.

(Number of units in thousands)                         Global   Global   Growth                             Mutual
                                               CapitalHealth CareUtilities and     High   Income    Money  Discovery
Variable Options:                              GrowthSecuritiesSecuritiesIncome   IncomeSecurities Market Securities
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1998
Unit value at beginning of period             $13.130 $10.000  $25.818  $24.551  $21.312  $25.065  $13.865 $11.983
Unit value at end of period                    $15.574 $10.610  $28.308  $26.226  $21.208 $25.122  $14.386 $11.226
Number of units outstanding at end of period    1,016      26    2,843    4,289    1,783    3,263   2,168   1,127
Year Ended Dec. 31, 1997
Unit value at beginning of period              $11.254     NA   $20.654  $19.490  $19.375 $21.708  $13.359 $10.180
Unit value at end of period                    $13.130     NA   $25.818  $24.551  $21.312 $25.065  $13.865 $11.983
Number of units outstanding at end of period      622      NA    3,699    4,952    2,110    3,991   2,155     924
Year Ended Dec. 31, 1996
Unit value at beginning of period             $10.214**    NA   $19.565  $17.310  $17.252 $19.785 $12.883 $10.122**
Unit value at end of period                   $11.254      NA  $20.654  $19.490  $19.375  $21.708 $13.359 $10.180
Number of units outstanding at end of period      225      NA    4,998    5,070    2,164    4,519   2,433      27
Year Ended Dec. 31, 1995
Unit value at beginning of period                  NA      NA  $15.104  $13.215  $14.608  $16.392 $12.354      NA
Unit value at end of period                        NA      NA  $19.565  $17.310  $17.252  $19.785 $12.883      NA
Number of units outstanding at end of period       NA      NA    5,916    4,346    2,075    4,567   2,218      NA
Year Ended Dec. 31, 1994
Unit value at beginning of period                  NA      NA  $17.319  $13.677  $15.155  $17.734 $12.066      NA
Unit value at end of period                        NA      NA  $15.104  $13.215  $14.608  $16.392 $12.354      NA
Number of units outstanding at end of period       NA      NA    6,317    3,452    1,710    4,416   2,487      NA
Year Ended Dec. 31, 1993
Unit value at beginning of period                  NA      NA  $15.889  $12.574  $13.278  $15.163 $11.932      NA
Unit value at end of period                        NA      NA  $17.319  $13.677  $15.155  $17.734 $12.066      NA
Number of units outstanding at end of period       NA      NA    7,479    2,402    1,135    2,634     627      NA
Year Ended Dec. 31, 1992
Unit value at beginning of period                  NA      NA  $14.821  $11.949  $11.583  $13.580 $11.742      NA
Unit value at end of period                        NA      NA  $15.889  $12.574  $13.278  $15.163 $11.932      NA
Number of units outstanding at end of period       NA      NA    2,519    1,227      266      668     301      NA
Period from Inception** to Dec. 31, 1991           NA      NA  $13.234  $11.061  $11.043  $12.811 $11.623      NA
Unit value at end of period                        NA      NA  $14.821  $11.949  $11.583  $13.580 $11.742      NA
Number of units outstanding at end of period       NA      NA      166      125       37       35      62      NA


(Number of units in thousands)                                                                   Templeton
                                               Mutual Natural     Real                  Templeton  GlobalTempleton
                                               SharesResources  Estate   Rising    SmallDeveloping Asset EquityGlobal
Variable Options:                          SecuritiesSecuritiesSecuritiesDividends   Cap  Markets AllocationGrowth
Year Ended Dec. 31, 1998
Unit value at beginning of period            $11.993  $11.559  $28.169  $20.074  $14.952 $10.340  $13.786 $15.176
Unit value at end of period                  $11.837  $ 8.505  $23.107  $21.165  $14.600 $ 7.993  $13.589 $16.309
Number of units outstanding at end of period   2,264      415      708    3,176    1,012     749      318   2,239
Year Ended Dec. 31, 1997
Unit value at beginning of period            $10.330  $14.467  $23.668  $15.303  $12.913 $11.487  $12.514 $13.560
Unit value at end of period                  $11.993  $11.559  $28.169  $20.074  $14.952 $10.340  $13.786 $15.176
Number of units outstanding at end of period   1,823      458      942    3,489      938   1,160      424   2,594
Year Ended Dec. 31, 1996
Unit value at beginning of period            $10.112**$14.109$18.073    $12.498  $12.517**$ 9.582$10.591  $11.339
Unit value at end of period                  $10.330  $14.467  $23.668  $15.303  $12.913 $11.487  $12.514 $13.560
Number of units outstanding at end of period      43      566      859    3,394      416   1,042      300   2,146
Year Ended Dec. 31, 1995
Unit value at beginning of period                 NA  $13.979  $15.594  $ 9.769       NA $ 9.454  $10.322**$10.201
Unit value at end of period                       NA  $14.109  $18.073  $12.498       NA $ 9.582  $10.591 $11.339
Number of units outstanding at end of period      NA      516      794    3,182       NA     757       36   1.417
Year Ended Dec. 31, 1994
Unit value at beginning of period                 NA  $14.464  $15.369  $10.327       NA $ 9.994**     NA $ 9.984**
Unit value at end of period                       NA  $13.979  $15.594  $ 9.769       NA $ 9.454       NA $10.201
Number of units outstanding at end of period      NA      647      900    2,936       NA     591       NA     921
Year Ended Dec. 31, 1993
Unit value at beginning of period                 NA  $ 9.424  $13.095  $10.848       NA      NA       NA      NA
Unit value at end of period                       NA  $14.464  $15.369  $10.327       NA      NA       NA      NA
Number of units outstanding at end of period      NA      391      437    2,772       NA      NA       NA      NA
Year Ended Dec. 31, 1992
Unit value at beginning of period                 NA  $10.635  $11.848  $ 9.992**     NA      NA       NA      NA
Unit value at end of period                       NA  $ 9.424  $13.095  $10.848       NA      NA       NA      NA
Number of units outstanding at end of period      NA       30       77      617       NA      NA       NA      NA
Period from Inception** to Dec. 31, 1991          NA  $10.433  $10.787       NA       NA      NA       NA      NA
Unit value at end of period                       NA  $10.635  $11.848       NA       NA      NA       NA      NA
Number of units outstanding at end of period      NA        5        8       NA       NA      NA       NA      NA


(Number of units in thousands)

                                     TempletonTempletonTempleton          U.S.
                                      Global   Inter-  Inter-  Templeton Govern-           Zero     Zero     Zero
                                      Income  nationalnational  Pacific   ment     Value  Coupon   Coupon   Coupon
Variable Options:                   Securities EquitySmaller Cos.GrowthSecuritiesSecurities2000     2005     2010
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1998
Unit value at beginning of period    $16.957 $17.711  $10.825  $ 9.431  $17.947  $10.000 $19.512  $22.532  $24.740
Unit value at end of period          $17.905 $18.437  $ 9.364  $ 8.078  $19.014   $7.717 $20.684  $25.003  $27.920
Number of units outstanding at
        end of period                    787    2,938      114      821    3,787      19     723      349      272
Year Ended Dec. 31, 1997
Unit value at beginning of period    $16.781 $16.081  $11.145  $14.932  $16.650       NA $18.475  $20.517  $21.522
Unit value at end of period          $16.957 $17.711  $10.825  $ 9.431  $17.947       NA $19.512  $22.532  $24.740
Number of units outstanding at
        end of period                  1,072   4,063      173    1,251    4,844       NA   1,087      345      292
Year Ended Dec. 31, 1996
Unit value at beginning of period    $15.522 $13.263  $10.174**$13.630  $16.298       NA $18.294  $20.914  $22.431
Unit value at end of period          $16.781 $16.081  $11.145  $14.932  $16.650       NA $18.475  $20.517  $21.522
Number of units outstanding at
        end of period                  1,354    4,375      65    1,751    6,017       NA   1,358      428      348
Year Ended Dec. 31, 1995
Unit value at beginning of period    $13.726 $12.161       NA  $12.802  $13.835       NA $15.373  $16.096  $15.930
Unit value at end of period          $15.522 $13.263       NA  $13.630  $16.298       NA $18.294  $20.914  $22.431
Number of units outstanding at
        end of period                  1,472   4,073       NA    1,811    5,089       NA   1,416      456      372
Year Ended Dec. 31, 1994
Unit value at beginning of period    $14.650 $12.226       NA  $14.233  $14.698       NA $16.717  $18.050  $18.144
Unit value at end of period          $13.726 $12.161       NA  $12.802  $13.835       NA $15.373  $16.096  $15.930
Number of units outstanding at
        end of period                  1,667   4,079       NA    2,112    5,331       NA   1,158      403      252
Year Ended Dec. 31, 1993
Unit value at beginning of period    $12.733 $ 9.642       NA  $ 9.761  $13.586       NA $14.595  $14.975  $14.670
Unit value at end of period          $14.650 $12.226       NA  $14.233  $14.698       NA $16.717  $18.050  $18.144
Number of units outstanding at
       end of period                   1,045   1,346       NA      915    6,108       NA     795      341      193
Year Ended Dec. 31, 1992
Unit value at beginning of period    $12.962 $ 9.992** NA      $ 9.992**$12.798       NA $13.570  $13.705  $13.482
Unit value at end of period          $12.733 $ 9.642       NA  $ 9.761  $13.586       NA $14.595  $14.975  $14.670
Number of units outstanding at
       end of period                     406      88       NA       58    2,266       NA     397      108       60
Period from Inception** to Dec. 31, 1991$12.296   NA       NA       NA  $12.036       NA $12.274  $12.369  $12.013
Unit value at end of period          $12.962      NA       NA       NA  $12.798       NA $13.570  $13.705  $13.482
Number of units outstanding at
       end of period                      47      NA       NA       NA      213       NA       6        3        1

**Unit Value at inception.


The Accumulation Unit value for each Variable Option was initially arbitrarily set. The inception date for all Variable Options, except those noted below, was September 6, 1991. Inception was 3/10/92 for the Rising Dividends, Templeton International Equity, and Templeton Pacific Growth; 4/25/94 for the Templeton Developing Markets Equity and Templeton Global Growth; 8/4/95 for the Templeton Global Asset Allocation; 6/10/96 for the Capital Growth, Small Cap, and Templeton International Smaller Companies; 12/2/96 for the Mutual Discovery Securities and Mutual Shares Securities; and 8/17/98 for the Global Health Care Securities and Value Securities.





This page intentionally left blank.


                                    PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                              FRANKLIN VALUEMARK II
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                   May 1, 1999

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING.FOR A COPY OF THE PRO-SPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, New York, NY 10019, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1999, AND AS MAY BE AMENDED FROM TIME TO TIME.

TABLE OF CONTENTS
Contents                                           Page
Insurance Company                                     2
Experts                                               2
Legal Opinions                                        2
Distributor                                           2
Reduction or Elimination of the
 Contingent Deferred Sales Charge                     2
Calculation of Performance Data                       2
Federal Tax Status                                    6
Annuity Provisions                                   11
Financial Statements                                 11

Insurance Company
--------------------------------------------------------------------------------

Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A+e (Superior, parent rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------

The financial statements of Preferred Life Variable Account C and the consolidated financial statements of the Company as of and for the year ended December 31, 1998 included in this Statement of Additional Information have been audited by KPMGPeat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

Distributor
--------------------------------------------------------------------------------

NALAC Financial Plans, LLC, a subsidiary of Allianz Life Insurance Company of North America, the Company's parent, acts as the distributor. The offering is on a continuous basis.

Reduction or Elimination of the
Contingent Deferred Sales Charge
--------------------------------------------------------------------------------

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. The Contingent Deferred Sales Charge may be reduced or eliminated when the Contract is sold by an agent of the Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return

From time to time, the Company may advertise the performance data for the Variable Options (also known as Sub-Accounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a variable option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Portfolios and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

         P (1 + T)n = ERV where:

P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Yield
--------------------------------------------------------------------------------

The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] -1.)

For the seven-day period ending on 12/31/98, the Money Market Sub-Account had a current yield of 3.38% and an effective yield of 3.44%.

Other Sub-Accounts. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Sub-Accounts. Each Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield. The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the
accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

            Yield = 2 [((a-b) + 1)6 - 1]
                      --------
                         cd
where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account;

b = expenses accrued for the period (net of reimbursements, if applicable);

c = the average daily number of accumulation units outstanding during the period;

d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Sub-Account (other than the Money Market Sub-Account).

Performance Ranking

Total return information for the Sub-Accounts and the Portfolios may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

Performance Information

Total returns reflect all aspects of a Sub-Account's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Sub-Account's value over the period. The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio and are shown both with and without the deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge. The inception dates of the Portfolios pre-date the inception dates of the corresponding Sub-Accounts of the Separate Account. For periods starting prior to the date the Sub-Accounts invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio. Past performance does not guarantee future results.

Standardized Total Return

Average Annual Total Return for the periods ended December 31, 1998: with Contingent Deferred Sales Charge and Other
Charges
                                                       Portfolio
                                                       Inception            One             Five             Since
Sub-Account                                              Date              Year             Year           Inception
---------------------------------------------------------------------------------------------------------------------------
Capital Growth                                          5/1/96            14.27%               NA           17.33%
Global Health Care Securities                           5/1/98                NA               NA            2.63%
Global Utilities Securities                            1/24/89             5.29%           10.18%           10.97%
Growth and Income                                      1/24/89             2.48%           13.78%           10.11%
High Income                                            1/24/89            -4.83%            6.81%            7.78%
Income Securities                                      1/24/89            -4.12%            7.07%            9.64%
Money Market1                                          1/24/89            -0.59%            3.42%            3.64%
Mutual Discovery Securities                            11/8/96           -10.67%               NA            4.44%
Mutual Shares Securities                               11/8/96            -5.65%               NA            7.11%
Natural Resources Securities                           1/24/89           -30.77%          -10.30%           -1.70%
Real Estate Securities                                 1/24/89           -22.32%            8.36%            8.72%
Rising Dividends                                       1/27/92             1.09%           15.31%           11.34%
Small Cap                                              11/1/95            -6.71%               NA           12.29%
Templeton Developing Markets Equity                    3/15/94           -27.05%               NA           -4.76%
Templeton Global Asset Allocation                       5/1/95            -5.78%               NA            8.36%
Templeton Global Growth                                3/15/94             3.11%               NA           10.59%
Templeton Global Income Securities                     1/24/89             1.24%            3.94%            5.96%
Templeton International Equity                         1/27/92            -0.26%            8.42%            9.15%
Templeton International Smaller Companies               5/1/96           -17.84%               NA           -3.40%
Templeton Pacific Growth                               1/27/92           -18.69%          -10.94%           -3.12%
U.S. Government Securities                             3/14/89             1.60%            5.13%            6.70%
Value Securities                                        5/1/98                NA               NA          -37.77%
Zero Coupon - 20001                                    3/14/89             1.66%            4.19%            7.62%
Zero Coupon - 20051                                    3/14/89             6.62%            6.58%            9.73%
Zero Coupon - 20101                                    3/14/89             8.51%            8.86%           10.97%

The Global Health Care Securities and the Value Securities Sub-Accounts commenced operations on May 1, 1998.
1. Calculated with waiver of fees

Non-Standardized Total Return

Total Return for the periods ended December 31, 1998: Without Contingent Deferred Sales Charge or Contract Maintenance
Charge
                                                        Annual Total Return               Cumulative Total Return
                                                      ------------------------------      -----------------------
                                     Portfolio
                                     Inception    One     Three     Five      Since     Three     Five       Since
Sub-Account                            Date      Year     Year      Year    Inception   Year      Year     Inception
---------------------------------------------------------------------------------------------------------------------------
Capital Growth                       5/1/96     18.62%        NA       NA    18.06%         NA       NA     55.74%
Global Health Care Securities        5/1/98         NA        NA       NA     9.27%         NA       NA      6.10%
Global Utilities Securities         1/24/89      9.64%    13.10%   10.33%    11.04%     44.69%   63.45%    183.08%
Growth and Income                   1/24/89      6.83%    14.86%   13.91%    10.19%     51.51%   91.76%    162.26%
High Income                         1/24/89     -0.48%     7.13%    6.95%     7.86%     22.93%   39.94%    112.08%
Income Securities                   1/24/89      0.23%     8.29%    7.21%     9.71%     26.97%   41.66%    151.22%
Money Market1                       1/24/89      3.76%     3.74%    3.58%     3.73%     11.66%   19.23%     43.86%
Mutual Discovery
 Securities                         11/8/96     -6.32%        NA       NA     5.54%         NA       NA     12.26%
Mutual Shares
 Securities                         11/8/96     -1.30%        NA       NA     8.18%         NA       NA      18.37
Natural Resources
 Securities                         1/24/89    -26.42%   -15.52%  -10.07%    -1.62%    -39.71%  -41.19%    -14.95%
Real Estate Securities              1/24/89    -17.97%     8.54%    8.50%     8.79%     27.85%   50.35%    131.07%
Rising Dividends                    1/27/92      5.44%    19.20%   15.43%    11.42%     69.35%  104.95%    111.65%
Small Cap                           11/1/95     -2.36%    12.90%       NA    12.69%     43.89%       NA     46.00%
Templeton Developing
 Markets Equity                     3/15/94    -22.70%    -5.87%       NA    -4.56%    -16.58%       NA    -20.07%
Templeton Global
 Asset Allocation                    5/1/95     -1.43%     8.66%       NA     8.71%     28.30%       NA     35.89%
Templeton Global Growth             3/15/94      7.46%    12.88%       NA    10.73%     43.83%       NA     63.09%
Templeton Global
 Income Securities                  1/24/89      5.59%     4.88%    4.09%     6.04%     15.35%   22.22%     79.05%
Templeton International
 Equity                             1/27/92      4.09%    11.60%    8.56%     9.23%     39.01%   50.80%     84.37%
Templeton International
 Smaller Companies                   5/1/96    -13.49%        NA       NA    -2.43%         NA       NA     -6.36%
Templeton Pacific Growth            1/27/92    -14.34%   -16.00%  -10.71%    -3.03%    -40.73%  -43.24%    -19.22%
U.S. Government Securities          3/14/89      5.95%     5.27%    5.28%     6.77%     16.67%   29.36%     90.14%
Value Securities                     5/1/98         NA        NA       NA   -32.13%         NA       NA    -22.83%
Zero Coupon - 20001                 3/14/89      6.01%     4.18%    4.35%     7.69%     13.07%   23.73%    106.84%
Zero Coupon - 20051                 3/14/89     10.97%     6.13%    6.73%     9.80%     19.55%   38.52%    150.03%
Zero Coupon - 20101                 3/14/89     12.86%     7.57%    9.00%    11.04%     24.47%   53.88%    179.20%

1. Calculated with waiver fees

Non-Standardized Total Return

Total Return for the periods ended December 31, 1998: With Contingent Deferred Sales Charge and Other Charges
                                                        Annual Total Return               Cumulative Total Return
                                                      ------------------------------      -----------------------
                                     Portfolio
                                     Inception    One     Three     Five      Since     Three      Five      Since
Sub-Account                            Date      Year     Year      Year    Inception   Year       Year    Inception
---------------------------------------------------------------------------------------------------------------------------
Capital Growth                        5/1/96    14.27%        NA       NA     17.33%        NA        NA    53.20%
Global Health Care Securities         5/1/98        NA        NA       NA      2.63%        NA        NA     1.75%
Global Utilities Securities          1/24/89     5.29%    12.44%   10.18%     10.97%    42.14%    62.40%   181.38%
Growth and Income                    1/24/89     2.48%    14.21%   13.78%     10.11%    48.97%    90.69%   160.43%
High Income                          1/24/89    -4.83%     6.39%    6.81%      7.78%    20.43%    38.99%   110.59%
Income Securities                    1/24/89    -4.12%     7.57%    7.07%      9.64%    24.46%    40.68%   149.65%
Money Market1                        1/24/89    -0.59%     2.96%    3.42%      3.64%     9.15%    18.31%    42.69%
Mutual Discovery Securities          11/8/96   -10.67%        NA       NA      4.44%        NA        NA     9.76%
Mutual Shares Securities             11/8/96    -5.65%        NA       NA      7.11%        NA        NA    15.87%
Natural Resources Securities         1/24/89   -30.77%   -16.68%  -10.30%     -1.70%   -42.15%   -41.92%   -15.69%
Real Estate Securities               1/24/89   -22.32%     7.83%    8.36%      8.72%    25.37%    49.42%   129.52%
Rising Dividends                     1/27/92     1.09%    18.60%   15.31%     11.34%    66.80%   103.84%   110.53%
Small Cap                            11/1/95    -6.71%    12.23%       NA     12.29%    41.38%        NA    44.37%
Templeton Developing
 Markets Equity                      3/15/94   -27.05%    -6.80%       NA     -4.76%   -19.03%        NA   -20.86%
Templeton Global
 Asset Allocation                     5/1/95    -5.78%     7.95%       NA      8.36%    25.79%        NA    34.27%
Templeton Global Growth              3/15/94     3.11%    12.21%       NA     10.59%    41.30%        NA    62.10%
Templeton Global
 Income Securities                   1/24/89     1.24%     4.11%    3.94%      5.96%    12.84%    21.29%    77.78%
Templeton International Equity       1/27/92    -0.26%    10.93%    8.42%      9.15%    36.49%    49.82%    83.42%
Templeton International
 Smaller Companies                    5/1/96   -17.84%        NA       NA     -3.40%        NA        NA    -8.82%
Templeton Pacific Growth             1/27/92   -18.69%   -17.17%  -10.94%     -3.12%   -43.17%   -43.98%   -19.73%
U.S. Government
 Securities                          3/14/89     1.60%     4.51%    5.13%      6.70%    14.15%    28.42%    88.80%
Value Securities                      5/1/98        NA        NA       NA    -37.77%        NA        NA   -27.18%
Zero Coupon - 20001                  3/14/89     1.66%     3.40%    4.19%      7.62%    10.55%    22.79%   105.48%
Zero Coupon - 20051                  3/14/89     6.62%     5.38%    6.58%      9.73%    17.02%    37.54%   148.47%
Zero Coupon - 20101                  3/14/89     8.51%     6.83%    8.86%     10.97%    21.93%    52.86%   177.47%

1. Calculated with waiver fees

You should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Federal Tax Status
--------------------------------------------------------------------------------

Note: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer." The Company intends that all Portfolios of Franklin Valuemark Funds underlying the Contracts will be managed by the investment managers for Franklin Valuemark Funds in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m) (7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a. Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 591/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d) (1) (D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72 (t) (7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72 (t) (8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities -
Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403 (b) (11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72 (m) (7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:
(1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable  Annuity  variable payout is the sum
of  all  Sub-Account   Variable  Annuity  payments,   reduced  by  the  Contract
Maintenance Charge.

Annuity Unit Value

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1. is the net result of

a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus

    b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the  number  of  Annuity  Units  outstanding  at the end of the  Valuation
Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Option value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial  Statements
--------------------------------------------------------------------------------

The audited financial statements of the Company as of and for the year ended December 31, 1998, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1998 are also included herein.














                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       OF
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                              Financial Statements

                               December 31, 1998

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors'Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1998, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1998, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 29, 1999



PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

Statements of Assets and Liabilities
December 31, 1998
(In thousands)

                                                              Global     Global
                                                  Capital     Health    Utilities  Growth and   High      Income    Money
                                                 Growth Care Securities Securities  Income     Income   Securities Market
                                                  Fund        Fund        Fund       Fund       Fund       Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund, 1,001 shares, cost $13,477 $16,095        -          -          -          -          -        -
  Global Health Care Securities Fund, 34 shares,
 cost $334                                            -        369          -          -          -          -        -
  Global Utilities Securities Fund, 3,940 shares,
 cost $65,886                                         -          -      80,540         -          -          -        -
  Growth and Income Fund, 5,546 shares, cost $89,867  -          -          -      112,922        -          -        -
  High Income Fund, 2,886 shares, cost $38,946        -          -          -          -       38,329        -        -
  Income Securities Fund, 4,865 shares, cost $75,590  -          -          -          -          -       82,322      -
  Money Market Fund, 31,357 shares, cost $31,357      -          -          -          -          -          -     31,357
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                16,095        369    80,540    112,922    38,329     82,322    31,357
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II                                          2          1         5          6         4          5         3
 Accrued mortality and expense risk charges -
 Valuemark IV                                          1          -         -          1         1          1         -
 Accrued administrative charges - Valuemark II         -          -         1          1         -          -         -
 Accrued administrative charges - Valuemark IV         -          -         -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                3          1         6          8         5          6         3
      Net assets                                 $16,092        368    80,534    112,914    38,324     82,316    31,354
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II  15,825        275    80,480    112,466    37,806     81,970    31,188
 Contracts in accumulation period - Valuemark IV     267         93        54        448       518        346       166
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity              $16,092        368    80,534    112,914    38,324     82,316    31,354
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1998
(In thousands)

                                                 Mutual     Mutual     Natural                                  Templeton
                                                Discovery   Shares    Resources  Real Estate   Rising    Small  Developing
                                               Securities Securities Securities  Securities   Dividends   Cap    Markets
                                                  Fund       Fund       Fund        Fund        Fund      Fund  Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Discovery Securities Fund, 1,137 shares,
 cost $13,382                                    $12,836          -         -          -         -          -         -
  Mutual Shares Securities Fund, 2,278 shares,
 cost $26,446                                          -     27,241         -          -         -          -         -
  Natural Resources Securities Fund, 429 shares,
 cost $5,793                                           -          -     3,596          -         -          -         -
  Real Estate Securities Fund, 822 shares, cost $15,127-          -         -     16,377         -          -         -
  Rising Dividends Fund, 3,731 shares, cost $50,084    -          -         -          -     67,575         -         -
  Small Cap Fund, 1,086 shares, cost $15,229           -          -         -          -         -     14,905         -
  Templeton Developing Markets Equity Fund, 873 shares,
 cost $9,097                                           -          -         -          -         -          -     6,031
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                12,836     27,241     3,596     16,377    67,575     14,905     6,031
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II                                          3          3         3          2         5          3         2
 Accrued mortality and expense risk charges -
 Valuemark IV                                          -          1         -          -         1          -         -
 Accrued administrative charges - Valuemark II         1          1         1          -         -          -         1
 Accrued administrative charges - Valuemark IV         -          -         -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                4          5         4          2         6          3         3
      Net assets                                 $12,832     27,236     3,592     16,375    67,569     14,902     6,028
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II  12,646     26,789     3,536     16,340    67,223     14,771     5,983
 Contracts in accumulation period - Valuemark IV     186        447        56         35        346       131        45
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity              $12,832     27,236     3,592     16,375    67,569     14,902     6,028
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1998
(In thousands)

                                                                                                 Templeton
                                                Templeton  Templeton  Templeton    Templeton   International Templeton   U.S.
                                              Global Asset  Global  Global Income International   Smaller     Pacific  Government
                                               Allocation   Growth   Securities    Equity        Companies    Growth   Securities
                                                  Fund       Fund       Fund        Fund           Fund        Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund, 342 shares,
 cost $4,212                                      $4,336          -         -          -             -          -         -
  Templeton Global Growth Fund, 2,484 shares,
 cost $31,808                                          -     36,691         -          -             -          -         -
  Templeton Global Income Securities Fund, 1,099 shares,
 cost $14,080                                          -          -    14,143          -             -          -         -
  Templeton International Equity Fund, 3,500 shares,
 cost $48,667                                          -          -         -     54,325             -          -         -
  Templeton International Smaller Companies Fund,
 120 shares, cost $1,352                               -          -         -          -         1,102          -         -
  Templeton Pacific Growth Fund, 890 shares,
 cost $11,717                                          -          -         -          -             -      6,682         -
  U.S. Government Securities Fund, 5,222 shares,
 cost $69,881                                          -          -         -          -             -          -    72,532
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                 4,336     36,691    14,143     54,325         1,102      6,682    72,532
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II                                          2          4         4          4             2          3         5
 Accrued mortality and expense risk charges -
 Valuemark IV                                          -          -         -          -             -          -         1
 Accrued administrative charges - Valuemark II         1          1         -          1             1          -         1
 Accrued administrative charges - Valuemark IV         -          -         -          -             -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                3          5         4          5             3          3         7
      Net assets                                  $4,333     36,686    14,139     54,320         1,099      6,679    72,525
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II   4,317     36,512    14,094     54,177         1,065      6,633    71,990
 Contracts in accumulation period - Valuemark IV      16        174        45        143            34         46       535
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity               $4,333     36,686    14,139     54,320         1,099      6,679    72,525
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1998
(In thousands)

                                                                         Value      Zero       Zero        Zero      Total
                                                                       Securities  Coupon     Coupon      Coupon      All
                                                                         Fund    Fund - 2000 Fund - 2005 Fund - 2010 Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Value Securities Fund,
 40 shares, cost $296                                                    $310          -         -          -
  Zero Coupon Fund - 2000
 1,013 shares, cost $14,656                                                 -     14,995         -          -
  Zero Coupon Fund - 2005
 496 shares, cost $7,791                                                    -          -     8,792          -
  Zero Coupon Fund - 2010
 403 shares, cost $6,654                                                    -          -         -      7,684
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                        310     14,995     8,792      7,684   732,087
Liabilities:
 Accrued mortality and expense risk charges - Valuemark II                  -          3         3          3        80
 Accrued mortality and expense risk charges - Valuemark IV                  -          -         -          -         7
 Accrued administrative charges - Valuemark II                              -          -         -          -        11
 Accrued administrative charges - Valuemark IV                              -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                     -          3         3          3        98
      Net assets                                                         $310     14,992     8,789      7,681   731,989
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II                          143     14,941     8,739      7,588   727,497
 Contracts in accumulation period - Valuemark IV                          167         51        50         93     4,492
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                                      $310     14,992     8,789      7,681   731,989
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations
For the year ended December 31, 1998
(In thousands)

                                                             Global     Global
                                                 Capital     Health    Utilities Growth and    High      Income    Money
                                                Growth Care Securities Securities  Income     Income   Securities  Market
                                                  Fund        Fund       Fund       Fund       Fund       Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $  44          -     3,509      3,838     3,948        7,201     1,556
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II  150          -     1,091      1,490       546        1,156       383
 Mortality and expense risk charges - Valuemark IV    1          -         -          1         1            1         -
 Administrative charges - Valuemark II               18          -       131        179        65          139        46
 Administrative charges - Valuemark IV                -          -         -          -         -            -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                169          -     1,222      1,670       612        1,296       429
      Investment income (loss), net                (125)         -     2,287      2,168     3,336        5,905     1,127
Realized  gains  (losses)  and   unrealized
appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual       -          -     5,116      9,029       234        1,701         -
  funds
  Realized gains (losses) on sales of investments,  287          1     3,967      4,620        80        2,113         -
  net
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net         287          1     9,083     13,649       314        3,814         -
Net change in unrealized appreciation
 (depreciation) on investments                    1,864         35    (3,678)    (8,207)   (3,777)      (9,694)        -
 Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net  2,151         36     5,405      5,442    (3,463)      (5,880)        -
Net increase (decrease) in net assets from       $2,026         36     7,692      7,610      (127)          25     1,127
operations

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)

                                                 Mutual     Mutual     Natural                                  Templeton
                                                Discovery   Shares    Resources Real Estate  Rising     Small  Developing
                                               Securities Securities Securities Securities  Dividends    Cap    Markets
                                                  Fund       Fund       Fund      Fund       Fund       Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $  193        308        67        915       775         10       274
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II    175       348         56       273        881       187        101
 Mortality and expense risk charges - Valuemark IV     -         1          -         -          1         -          -
 Administrative charges - Valuemark II                 21         42         7         33       106         22        12
 Administrative charges - Valuemark IV                 -          -         -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                  196        391        63        306       988        209       113
      Investment income (loss), net                   (3)       (83)        4        609      (213)      (199)      161
Realized  gains  (losses)  and   unrealized
appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds  180       269          -       567      9,498     1,273       890
 Realized gains (losses) on sales of investments, net(116)       34       (613)    1,217      3,267      (338)   (1,330)
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net      64       303       (613)    1,784     12,765       935      (440)
 Net change in unrealized appreciation (depreciation)
 on investments                                    (1,320)     (929)     (747)    (6,791)   (9,268)    (1,359)   (2,104)
      Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net   (1,256)     (626)    (1,360)   (5,007)     3,497      (424)   (2,544)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from        ($1,259)     (709)    (1,356)   (4,398)     3,284      (623)   (2,383)
operations
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)

                                                                                               Templeton
                                                Templeton  Templeton  Templeton    Templeton International Templeton    U.S.
                                              Global Asset  Global  Global Income International Smaller     Pacific  Government
                                               Allocation   Growth   Securities     Equity     Companies    Growth   Securities
                                                  Fund       Fund       Fund         Fund        Fund        Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $187      1,026     1,178         2,014        35          364     5,565
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   65        491       199           814        18           98       985
 Mortality and expense risk charges - Valuemark IV    -          -         -             -         -            -         1
 Administrative charges - Valuemark II                8         59        24            98         2           12       118
 Administrative charges - Valuemark IV                -          -         -             -         -            -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                 73        550       223           912        20          110     1,104
      Investment income (loss), net                 114        476       955         1,102        15          254     4,461
Realized  gains  (losses)  and   unrealized
appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual      222      3,737         -         4,045        41          111         -
 funds
 Realized gains (losses) on sales of investments,   148      1,018        (2)        3,522       (74)      (3,196)      895
 net
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net   370      4,755        (2)        7,567       (33)      (3,085)      895
 Net change in unrealized appreciation (depreciation)
 on investments                                    (572)    (2,835)     (103)       (5,800)     (190)         987      (812)
      Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net   (202)     1,920      (105)        1,767      (223)      (2,098)       83
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from         ($88)     2,396       850         2,869      (208)      (1,844)    4,544
operations
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)

                                                                        Value     Zero        Zero        Zero     Total
                                                                     Securities  Coupon      Coupon      Coupon     All
                                                                        Fund   Fund - 2000 Fund - 2005 Fund - 2010 Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                       -      1,368        509         432    35,316
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II                         -        221        106          94     9,928
 Mortality and expense risk charges - Valuemark IV                         -          -          -           -         7
 Administrative charges - Valuemark II                                     -         27         13          11     1,193
 Administrative charges - Valuemark IV                                     -          -          -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                       -        248        119         105    11,128
      Investment income (loss), net                                        -      1,120        390         327    24,188
Realized   gains  (losses)  and  unrealized   appreciation
(depreciation) on investments:
 Realized capital gain distributions on mutual funds                       -        219        118          60    37,310
 Realized gains (losses) on sales of investments, net                      2        283        197         475    16,457
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net                          2        502        315         535    53,767
 Net change in unrealized appreciation (depreciation) on investments                 14       (584)        146        23
(55,701)
      Total realized gains (losses) and unrealized appreciation
(depreciation) on investments, net                                        16        (82)       461         558    (1,934)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    $16      1,038        851         885    22,254
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements  of Changes in Net Assets For the years ended  December  31, 1998 and
1997 (In thousands)
                                                            Global Health       Global Utilities
                                 Capital Growth Fund    Care Securities Fund     Securities Fund   Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998       1997         1998      1997        1998      1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net    ($125)      (64)           -         -        2,287     3,392       2,168     2,066
  Realized gains (losses) on
 investments, net                    287        92            1         -        9,083     9,199      13,649     7,354
  Net change in unrealized
 appreciation (depreciation)
 on investments                    1,864       670           35         -       (3,678)    7,826      (8,207)   15,947
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
 assets from operations            2,026       698           36         -        7,692    20,417       7,610    25,367
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               2,983     3,011            1         -        1,613     1,846       7,159    10,533
   Transfers between funds         4,392     2,196          250         -       (1,689)   (9,521)      2,872     4,602
   Surrenders and terminations    (1,877)     (237)           -         -      (22,589)  (20,611)    (26,820)  (17,705)
   Rescissions                       (17)      (33)           -         -         (109)       (4)       (167)     (126)
   Other transactions (note 2)       180         3            -         -           64       145         253        78
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
 assets resulting from contract
 transactions - Valuemark II       5,661     4,940          251         -      (22,710)  (28,145)    (16,703)   (2,618)
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 206         -           77         -           44         -         347         -
   Transfers between funds            32         -            4         -           11         -          92         -
   Surrenders and terminations         -         -            -         -            -         -          (1)        -
   Rescissions                         -         -            -         -            -         -          (1)        -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
 assets resulting from contract
 transactions - Valuemark IV         238         -           81         -           55         -         437         -
Increase (decrease) in net assets  7,925     5,638          368         -      (14,963)   (7,728)     (8,656)   22,749
Net assets at beginning of year    8,167     2,529            -         -       95,497   103,225     121,570     98,821
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $16,092     8,167          368         -       80,534    95,497     112,914   121,570
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                                                                       Mutual Discovery
                                  High Income Fund   Income Securities Fund    Money Market Fund        Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997         1998      1997        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $  3,336     2,753        5,905     5,816        1,127     1,215          (3)      (78)
  Realized gains (losses) on
 investments, net                    314     1,241        3,814     3,637            -         -          64        15
  Net change in unrealized appreciation
 (depreciation) on investments    (3,777)      (99)      (9,694)    4,604            -         -      (1,320)      771
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations             (127)    3,895           25    14,057        1,127     1,215      (1,259)      708
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               5,061     6,687        5,484     7,073        9,399    14,086       3,318     4,882
   Transfers between funds          (862)     (631)      (3,061)   (2,645)       6,983    (6,695)      1,746     5,667
   Surrenders and terminations   (11,159)   (6,845)     (20,428)  (16,530)     (15,831)  (11,292)     (2,175)     (427)
   Rescissions                       (67)     (120)        (109)      (78)        (392)      (53)        (57)      (29)
   Other transactions (note 2)        13        56           29        39           22       112          18        (9)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                     (7,014)     (853)     (18,085)  (12,141)         181    (3,842)      2,850    10,084
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 412         -          257         -          269         -         153         -
   Transfers between funds            91         -           94         -         (104)        -          18         -
   Surrenders and terminations        (1)        -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        502         -          351         -          165         -         171         -
Increase (decrease) in net assets (6,639)    3,042      (17,709)    1,916        1,473    (2,627)      1,762    10,792
Net assets at beginning of year   44,963    41,921      100,025    98,109       29,881    32,508      11,070       278
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $ 38,324    44,963       82,316   100,025       31,354    29,881      12,832    11,070
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                    Mutual Shares        Natural Resources
                                   Securities Fund        Securities Fund  Real Estate Securities Fund Rising Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997         1998      1997          1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net     ($83)     (151)           4         9          609       332        (213)       19
  Realized gains (losses) on
 investments, net                    303        15         (613)     (353)       1,784     1,390      12,765     3,916
  Net change in unrealized
 appreciation (depreciation)
 on investments                     (929)    1,716         (747)   (1,172)      (6,791)    2,407      (9,268)   12,343
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations             (709)    1,580       (1,356)   (1,516)      (4,398)    4,129       3,284    16,278
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               6,717    11,012          685       496        1,188     2,849       7,196     7,130
   Transfers between funds         4,383     9,916         (306)     (698)      (1,790)    1,804       2,318     4,129
   Surrenders and terminations    (5,431)     (992)        (787)   (1,164)      (5,162)   (2,578)    (15,723)   (9,509)
   Rescissions                       (84)      (95)           -       (10)         (20)      (10)       (104)      (36)
   Other transactions (note 2)        84        (5)           1         2          (10)        3         230       115
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                      5,669    19,836         (407)   (1,374)      (5,794)    2,068      (6,083)    1,829
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 311         -           56         -           30         -         269         -
   Transfers between funds           107         -            -         -            5         -          58         -
   Surrenders and terminations         -         -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        418         -           56         -           35         -         327         -
Increase (decrease) in net assets  5,378    21,416       (1,707)   (2,890)     (10,157)    6,197      (2,472)   18,107
Net assets at beginning of year   21,858       442        5,299     8,189       26,532    20,335      70,041    51,934
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $27,236    21,858        3,592     5,299       16,375    26,532      67,569    70,041
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                       Templeton Developing     Templeton Global          Templeton
                                   Small Cap Fund       Markets Equity Fund   Asset Allocation Fund  Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997         1998      1997        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net    ($199)     (113)         161       (36)         114        24         476        60
  Realized gains (losses) on
 investments, net                    935       494         (440)      412          370       132       4,755       684
  Net change in unrealized
 appreciation (depreciation)
 on investments                   (1,359)      821       (2,104)   (2,170)        (572)      293      (2,835)    2,887
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations             (623)    1,202       (2,383)   (1,794)         (88)      449       2,396     3,631
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               2,596     3,879          560     2,943          667     1,533       3,461     7,275
   Transfers between funds         1,577     4,438       (2,638)      192       (1,307)      632      (2,518)    2,733
   Surrenders and terminations    (2,847)     (814)      (1,536)   (1,291)        (791)     (504)     (6,107)   (3,295)
   Rescissions                       (25)      (48)          (5)      (25)         (13)      (18)        (56)     (128)
   Other transactions (note 2)                  91           (4)       (3)          (3)        -          (1)      (20)
45
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                      1,392     7,451       (3,622)    1,816       (1,444)    1,642      (5,240)    6,630
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 106         -           41         -           13         -          81         -
   Transfers between funds             6         -            -         -            2         -          85         -
   Surrenders and terminations        (1)        -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        111         -           41         -           15         -         166         -
Increase (decrease) in net assets    880     8,653       (5,964)       22       (1,517)    2,091      (2,678)   10,261
Net assets at beginning of year   14,022     5,369       11,992    11,970        5,850     3,759      39,364    29,103
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $14,902    14,022        6,028    11,992        4,333     5,850      36,686    39,364
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                  Templeton Global           Templeton          Templeton International     Templeton
                               Income Securities Fund International Equity Fund Smaller Companies Fund  Pacific Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997          1998     1997         1998     1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net   $  955     1,158       1,102        978           15       (13)        254       151
  Realized gains (losses) on
 investments, net                     (2)      111        7,567     6,035          (33)       38      (3,085)     (474)
  Net change in unrealized appreciation
 (depreciation) on investments      (103)   (1,107)      (5,800)      211         (190)     (109)        987    (7,415)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations              850       162        2,869     7,224         (208)      (84)     (1,844)   (7,738)
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments                 547     1,089        1,430     5,493          103       964         182       502
   Transfers between funds        (1,413)   (2,668)      (7,532)     (443)        (348)      577      (1,806)   (4,197)
   Surrenders and terminations    (4,077)   (3,152)     (14,571)  (10,782)        (357)     (304)     (1,677)   (2,904)
   Rescissions                       (15)       (3)         (58)      (50)           -         -          (5)      (14)
   Other transactions (note 2)        25        30           82       161            1         -          (5)       (4)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                     (4,933)   (4,704)     (20,649)   (5,621)        (601)    1,237      (3,311)   (6,617)
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                  41         -          127         -           31         -          44         -
   Transfers between funds             4         -            8         -            2         -          (3)        -
   Surrenders and terminations         -         -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                         45         -          135         -           33         -          41         -
Increase (decrease) in net assets (4,038)   (4,542)     (17,645)    1,603         (776)    1,153      (5,114)  (14,355)
Net assets at beginning of year   18,177    22,719       71,965    70,362        1,875       722      11,793    26,148
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $14,139    18,177       54,320    71,965        1,099     1,875       6,679    11,793
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                   U.S. Government              Value
                                   Securities Fund         Securities Fund   Zero Coupon Fund - 2000 Zero Coupon Fund - 2005
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997          1998      1997        1998      1997         1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $  4,461     3,794            -         -        1,120     1,246         390       366
  Realized gains (losses) on
 investments, net                    895       352            2         -          502       262         315       200
  Net change in unrealized appreciation
 (depreciation) on investments      (812)    2,712           14         -         (584)     (281)        146       131
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations            4,544     6,858           16         -        1,038     1,227         851       697
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               3,571     5,076           21         -          345       839       1,287       767
   Transfers between funds          (301)   (6,248)         115         -         (941)   (1,349)        727      (735)
   Surrenders and terminations   (22,669)  (18,871)           -         -       (6,689)   (4,616)     (1,750)   (1,730)
   Rescissions                      (118)      (49)           -         -          (10)        -        (180)        -
   Other transactions (note 2)        31       (14)           -         -           (7)       18          31        (4)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                    (19,486)  (20,106)         136         -       (7,302)   (5,108)        115    (1,702)
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 492         -          124         -           27         -          47         -
   Transfers between funds            41         -           34         -           25         -           4         -
   Surrenders and terminations         -         -            -         -            -         -           -         -
   Rescissions                        (3)        -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        530         -          158         -           52         -          51         -
Increase (decrease) in net assets(14,412)  (13,248)         310         -       (6,212)   (3,881)      1,017    (1,005)
Net assets at beginning of year   86,937   100,185            -         -       21,204    25,085       7,772     8,777
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $ 72,525    86,937          310         -       14,992    21,204       8,789     7,772
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                                             Zero Coupon Fund - 2010   Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                 1998      1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                $   327       310      24,188    23,234
  Realized gains (losses) on investments, net                                      535       199      53,767    34,951
  Net change in unrealized appreciation (depreciation) on investments               23       407     (55,701)   41,393
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations                        885       916      22,254    99,578
 Contract transactions - Valuemark II (note 4):
  Purchase payments                                                                873       794      66,447   100,759
  Transfers between funds                                                          381    (1,056)       (768)        -
  Surrenders and terminations                                                   (1,759)     (922)   (192,812) (137,075)
  Rescissions                                                                       (7)        -      (1,618)     (929)
  Other transactions (note 2)                                                       (4)       (4)      1,106       759
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from contract
 transactions - Valuemark II                                                      (516)   (1,188)   (127,645)  (36,486)
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                                                                 92         -       3,697         -
  Transfers between funds                                                            -         -         616         -
  Surrenders and terminations                                                        -         -          (3)        -
  Rescissions                                                                        -         -          (4)        -
  Other transactions (note 2)                                                        -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from contract
transactions - Valuemark IV                                                         92         -       4,306         -
Increase (decrease) in net assets                                                  461      (272)   (101,085)   63,092
Net assets at beginning of year                                                  7,220     7,492     833,074   769,982
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                      $ 7,681     7,220     731,989   833,074
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
December 31, 1998




1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.


2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general obligations of Preferred Life. The liabilities of the Fixed Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Global Health Care Securities Fund and Value Securities Fund were added as available investment options on August 17, 1998. On May 1, 1998, the Utility Equity Fund name was changed to Global Utilities Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1998 and 1997 were $487,077and $478,510, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and
(b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

     Years Since            Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
       Payment               Valuemark II      Valuemark IV
--------------------------------------------------------------------------------
         0-1                      5%                6%
         1-2                      5%                6%
         2-3                      4%                6%
         3-4                      3%                5%
         4-5                      1.5%              4%
         5-6                      0%                3%
         6-7                      0%                2%
         7+                       0%                0%

and (c) adding the products of each multiplication in (b) above.

A Valuemark II deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. A Valuemark IV deferred annuity contract owner may make multiple surrenders, each year after the first contract year, up to fifteen percent (15%) of the contract value without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1998 and 1997 were $941,938 and $983,164, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1998 and 1997 were $1,945 and $4,226, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers to the Fixed Accounts were $152,026 for the year ended December 31, 1998.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4.  CONTRACT   TRANSACTIONS   -   ACCUMULATION   UNIT  ACTIVITY  (In  thousands)
Transactions  in units for each fund for the years ended  December  31, 1998 and
1997 were as follows:
                                              Global     Global                                           Mutual    Mutual
                                    Capital Health Care Utilities  Growth and  High     Income   Money   Discovery  Shares
                                    Growth  Securities Securities    Income   Income  Securities Market Securities Securities
                                     Fund      Fund       Fund        Fund     Fund      Fund    Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Valuemark II
Accumulation units outstanding
 at December 31, 1996                 225          -      4,998      5,070    2,164     4,519   2,433        27       43
Contract transactions:
  Purchase payments                   241          -         86        483      330       309   1,035       428      981
  Transfers between funds             178          -       (449)       210      (44)     (119)   (487)      511      893
  Surrenders and terminations         (19)         -       (943)      (809)    (337)     (717)   (830)      (38)     (86)
  Rescissions                          (3)         -          -         (6)      (6)       (3)     (4)       (3)      (8)
  Other transactions                    -          -          7          4        3         2       8        (1)       -
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
 accumulation units resulting
 from contract transactions           397          -     (1,299)      (118)     (54)     (528)   (278)      897    1,780
Accumulation units outstanding
 at December 31, 1997                 622          -      3,699      4,952    2,110     3,991   2,155       924    1,823
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
  Purchase payments                   215          -         61        281      233       219     657       261      541
  Transfers between funds             303         26        (64)       110      (37)     (125)    505       128      349
  Surrenders and terminations        (135)         -       (851)    (1,058)    (521)     (819) (1,123)     (184)    (450)
  Rescissions                          (1)         -         (4)        (6)      (3)       (4)    (28)       (4)      (6)
  Other transactions                   12          -          2         10        1         1       2         2        7
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract
 transactions                         394         26       (856)      (663)    (327)     (728)     13       203      441
Accumulation units outstanding
 at December 31, 1998               1,016         26      2,843      4,289    1,783     3,263   2,168     1,127    2,264
---------------------------------------------------------------------------------------------------------------------------
Valuemark IV
Accumulation units outstanding
 at December 31, 1997                   -          -         -          -        -         -       -         -        -
Contract transactions:
  Purchase payments                    15          8         2         14       21        11      19        15       29
  Transfers between funds               2          -         -          3        4         3      (7)        2        9
  Surrenders and terminations           -          -         -          -        -         -       -         -        -
  Rescissions                           -          -         -          -        -         -       -         -        -
  Other transactions                    -          -         -          -        -         -       -         -        -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract
 transactions                          17          8         2         17       25        14      12        17       38
Accumulation units outstanding
 at December 31, 1998                  17          8         2         17       25        14      12        17       38
---------------------------------------------------------------------------------------------------------------------------


                               Natural    Real                     Templeton     Templeton  Templeton  Templeton    Templeton
                              Resources  Estate    Rising   Small  Developing   Global Asset Global  Global Income International
                             Securities Securities Dividends Cap  Markets Equity Allocation  Growth   Securities      Equity
                                Fund     Fund       Fund    Fund      Fund        Fund        Fund       Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Valuemark II
Accumulation units outstanding
 at December 31, 1996             566      859    3,394      416     1,042        300        2,146        1,354      4,375
Contract transactions:
  Purchase payments                37      114      399      275       231        114          489           65        313
  Transfers between funds         (58)      72      225      310        (9)        48          184         (160)       (23)
  Surrenders and terminations     (86)    (103)    (533)     (59)     (102)       (37)        (219)        (189)      (608)
  Rescissions                      (1)       -       (2)      (4)       (2)        (1)          (9)           -         (3)
  Other transactions                -        -        6        -         -          -            3            2          9
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 accumulation units resulting
 from contract transactions               (108)      83       95       522        118          124          448       (282)
(312)
Accumulation units outstanding
 at December 31, 1997             458      942    3,489      938     1,160        424        2,594        1,072      4,063
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
  Purchase payments                66       44      345      171        59         47          213           32         76
  Transfers between funds         (33)     (73)     103       96      (295)       (94)        (177)         (82)      (429)
  Surrenders and terminations              (76)    (204)    (767)     (198)      (174)         (58)        (387)      (235)
(773)
  Rescissions                       -       (1)      (5)      (2)       (1)        (1)          (3)          (1)        (3)
  Other transactions                -        -       11        7         -          -           (1)           1          4
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
 accumulation units resulting
 from contract transactions                (43)    (234)    (313)       74       (411)        (106)        (355)      (285)
(1,125)
Accumulation units outstanding
 at December 31, 1998             415      708    3,176    1,012       749        318        2,239          787      2,938
---------------------------------------------------------------------------------------------------------------------------
Valuemark IV
Accumulation units outstanding
 at December 31, 1997               -        -        -        -         -          -           -            -          -
Contract transactions:
  Purchase payments                 7        1       14        9         5          1           5            2          8
  Transfers between funds           -        -        3        -         -          -           5            -          -
  Surrenders and terminations       -        -        -        -         -          -           -            -          -
  Rescissions                       -        -        -        -         -          -           -            -          -
  Other transactions                -        -        -        -         -          -           -            -          -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 accumulation units resulting
 from contract transactions         7        1       17        9         5          1          10            2          8
Accumulation units outstanding
 at December 31, 1998               7        1       17        9         5          1          10            2          8
---------------------------------------------------------------------------------------------------------------------------


                                                Templeton
                                              International Templeton    U.S.                Zero    Zero    Zero
                                                 Smaller     Pacific  Government   Value    Coupon  Coupon  Coupon   Total
                                                Companies    Growth   Securities Securities Fund -  Fund -  Fund -    All
                                                  Fund        Fund       Fund      Fund      2000    2005    2010    Funds
---------------------------------------------------------------------------------------------------------------------------
Valuemark II
Accumulation units outstanding at December 31,     65        1,751      6,017        -      1,358     428     348  43,898
1996
Contract transactions:
  Purchase payments                                84           37        297        -         44      36      34   6,462
  Transfers between funds                          50         (324)      (370)       -        (72)    (37)    (49)    480
  Surrenders and terminations                     (26)        (212)    (1,096)       -       (244)    (82)    (41) (7,416)
  Rescissions                                       -           (1)        (3)       -          -       -       -     (59)
  Other transactions                                -            -         (1)       -          1       -       -      43
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units
 resulting from contract transactions             108         (500)    (1,173)       -       (271)    (83)    (56)   (490)
Accumulation units outstanding at December 31,    173        1,251      4,844        -      1,087     345     292  43,408
1997
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
  Purchase payments                                 9           21        194        3         17      55      34   3,854
  Transfers between funds                         (35)        (232)       (20)      16        (47)     30      13     (64)
  Surrenders and terminations                     (33)        (217)    (1,227)       -       (334)    (74)    (67) (9,965)
  Rescissions                                       -           (1)        (6)       -          -      (8)      -     (88)
  Other transactions                                -           (1)         2        -          -        1      -      61
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units
 resulting from contract transactions             (59)        (430)    (1,057)      19       (364)       4    (20) (6,202)
Accumulation units outstanding at December 31,    114          821      3,787       19        723      349    272  37,206
1998
---------------------------------------------------------------------------------------------------------------------------
Valuemark IV
Accumulation units outstanding at December 31,      -             -          -       -          -        -      -       -
1997
Contract transactions:
  Purchase payments                                 3             6         26      17          1        2      3     244
  Transfers between funds                           -             -          2       5          1        -      -      32
  Surrenders and terminations                       -             -          -       -          -        -      -       -
  Rescissions                                       -             -          -       -          -        -      -       -
  Other transactions                                -             -          -       -          -        -      -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units
 resulting from contract transactions               3             6         28      22          2        2      3     276
Accumulation units outstanding at December 31, 1998 3             6         28      22          2        2      3     276

5. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1998 follows.

                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                             Ratio of Expenses  Accumulation                        Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average    Units Outstanding Accumulation  Net Assets   to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*    (in thousands)   Unit Value  (in thousands) Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund
December 31,
 1998                  1,016        $15.574    $15,825           2.17%             17         $15.537         $267         2.26%
 1997                    622         13.130      8,167           2.17               -              -            -            -
 19961                   225         11.254      2,529           2.17+              -              -            -            -

Global Health Care Securities Fund
December 31,
 19982                    26         10.610        275           2.24+              8         10.604           93          2.33+

Global Utilities Securities Fund
December 31,
 1998                  2,843         28.308     80,480           1.90               2         28.082           54          1.99
 1997                  3,699         25.818     95,497           1.90               -             -             -            -
 1996                  4,998         20.654    103,225           1.90               -             -             -            -
 1995                  5,916         19.555    115,743           1.90               -             -             -            -
 1994                  6,317         15.104     35,415           1.92               -             -             -            -

Growth and Income Fund
December 31,
 1998                  4,289         26.226    112,466           1.89              17         25.993          448          1.98
 1997                  4,952         24.551    121,570           1.89               -             -             -            -
 1996                  5,070         19.490     98,821           1.90               -             -             -            -
 1995                  4,347         17.310     75,240           1.92               -             -             -            -
 1994                  3,452         13.215     45,616           1.94               -             -             -            -

High Income Fund
December 31,
 1998                  1,783         21.208     37,806           1.93              25         21.020          518          2.02
 1997                  2,110         21.312     44,963           1.93               -             -             -            -
 1996                  2,164         19.375     41,921           1.94               -             -             -            -
 1995                  2,076         17.252     35,808           1.96               -             -             -            -
 1994                  1,710         14.608     24,984           2.00               -             -             -            -

Income Securities Fund
December 31,
 1998                  3,263         25.122     81,970           1.89              14         24.898          346          1.98
 1997                  3,991         25.065    100,025           1.90               -             -             -            -
 1996                  4,519         21.708     98,109           1.90               -             -             -            -
 1995                  4,567         19.785     90,364           1.91               -             -             -            -
 1994                  4,416         16.392     72,389           1.94               -             -             -            -

                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                             Ratio of Expenses  Accumulation                        Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average    Units Outstanding Accumulation  Net Assets   to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*     (in thousands)   Unit Value (in thousands) Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund
December 31,
 1998                  2,168        $14.386    $31,188           1.85%             12        $14.260         $166          1.94%
 1997                  2,155         13.865     29,881           1.85               -          -                -            -
 1996                  2,433         13.359     32,508           1.83               -          -                -            -
 1995                  2,218         12.883     28,571           1.80               -          -                -            -
 1994                  2,487         12.354     30,730           1.86               -          -                -            -

Mutual Discovery Securities Fund
December 31,
 1998                  1,127         11.226     12,646           2.40              17         11.205          186          2.49
 1997                    924         11.983     11,070           2.46               -          -                -            -
 19963                    27         10.180        278           2.77+              -          -                -            -

Mutual Shares Securities Fund
December 31,
 1998                  2,264         11.837     26,789           2.17              38         11.814          447          2.26
 1997                  1,823         11.993     21,858           2.20               -          -                -            -
 19963                    43         10.330        442           2.40+              -          -                -            -

Natural Resources Securities Fund
December 31,
 1998                    415          8.505      3,536           2.04               7          8.430           56         2.13
 1997                    458         11.559      5,299           2.09               -          -                -           -
 1996                    566         14.467      8,189           2.05               -          -                -           -
 1995                    516         14.109      7,278           2.06               -          -                -           -
 1994                    647         13.979      9,050           2.08               -          -                -           -

Real Estate Securities Fund
December 31,
 1998                    708         23.107     16,340           1.94               1         22.901           35         2.03
 1997                    942         28.169     26,532           1.94               -          -                -           -
 1996                    859         23.668     20,335           1.97               -          -                -           -
 1995                    794         18.073     14,344           1.99               -          -                -           -
 1994                    900         15.594     14,035           2.02               -          -                -           -

Rising Dividends Fund
December 31,
 1998                  3,176         21.165     67,223           2.12              17         21.034          346         2.21
 1997                  3,489         20.074     70,041           2.14               -          -                -           -
 1996                  3,394         15.303     51,934           2.16               -          -                -           -
 1995                  3,182         12.498     39,770           2.18               -          -                -           -
 1994                  2,936          9.769     28,685           2.20               -          -                -           -

Small Cap Fund
December 31,
 1998                  1,012         14.600     14,771           2.17               9         14.558          131         2.26
 1997                    938         14.952     14,022           2.17               -          -                -           -
 19961                   416         12.913      5,369           2.17+              -          -                -           -

                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                           Ratio of Expenses   Accumulation                         Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average   Units Outstanding Accumulation  Net Assets    to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*    (in thousands)   Unit Value (in thousands)  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund
December 31,
 1998                    749        $ 7.993    $ 5,983           2.81%              5        $ 7.958         $ 45         2.90%
 1997                  1,160         10.340     11,992           2.82               -          -                -           -
 1996                  1,042         11.487     11,970           2.89               -          -                -           -
 1995                    757          9.582      7,254           2.81               -          -                -           -
 19944                   591          9.454      5,589           2.93+              -          -                -           -

Templeton Global Asset Allocation Fund
December 31,
 1998                    318         13.589      4,317           2.24               1         13.543           16         2.33
 1997                    424         13.786      5,850           2.34               -          -                -           -
 1996                    300         12.514      3,759           2.26               -          -                -           -
 19955                    36         10.591        379           2.30+              -          -                -           -

Templeton Global Growth Fund
December 31,
 1998                  2,239         16.309     36,512           2.28              10         16.238          174         2.37
 1997                  2,594         15.176     39,364           2.28               -          -                -           -
 1996                  2,146         13.560     29,103           2.33               -          -                -           -
 1995                  1,416         11.339     16,061           2.37               -          -                -           -
 19944                   922         10.201      9,400           2.54+              -          -                -           -

Templeton Global Income Securities Fund
December 31,
 1998                    787         17.905     14,094           2.03               2         17.746           45         2.12
 1997                  1,072         16.957     18,177           2.02               -          -                -           -
 1996                  1,354         16.781     22,719           2.01               -          -                -           -
 1995                  1,472         15.522     22,851           2.04               -          -                -           -
 1994                  1,667         13.726     22,888           2.11               -          -                -           -

Templeton International Equity Fund
December 31,
 1998                  2,938         18.437     54,177           2.28               8         18.322          143         2.37
 1997                  4,063         17.711     71,965           2.29               -          -                -           -
 1996                  4,375         16.081     70,362           2.29               -          -                -           -
 1995                  4,073         13.263     54,018           2.32               -          -                -           -
 1994                  4,079         12.161     49,607           2.39               -          -                -           -

Templeton International Smaller Companies Fund
December 31,
 1998                    114          9.364      1,065           2.50               3          9.342           34         2.59
 1997                    173         10.825      1,875           2.46               -          -                -           -
 19961                    65         11.145        722           2.18+              -          -                -           -


5. UNIT VALUES (cont.)
                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                           Ratio of Expenses   Accumulation                         Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average    Units Outstanding Accumulation  Net Assets   to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*    (in thousands)    Unit Value (in thousands) Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth Fund
December 31,
 1998                    821        $ 8.078    $ 6,633           2.50%              6        $ 8.028         $ 46         2.59%
 1997                  1,251          9.431     11,793           2.43               -          -                -           -
 1996                  1,751         14.932     26,148           2.39               -          -                -           -
 1995                  1,812         13.630     24,693           2.41               -          -                -           -
 1994                  2,112         12.802     27,037           2.47               -          -                -           -

U.S. Government Securities Fund
December 31,
 1998                  3,787         19.014     71,990           1.90              28         18.847          535         1.99
 1997                  4,844         17.947     86,937           1.90               -          -                -           -
 1996                  6,017         16.650    100,185           1.91               -          -                -           -
 1995                  5,089         16.298     82,935           1.92               -          -                -           -
 1994                  5,331         13.835     73,747           1.93               -          -                -           -

Value Securities Fund
December 31,
 19982                    19          7.717        143           2.52+             22          7.713          167         2.61+

Zero Coupon Fund - 2000
December 31,
 1998                    723         20.684     14,941           1.80               2         20.502           51         1.89
 1997                  1,087         19.512     21,204           1.80               -          -                -           -
 1996                  1,358         18.475     25,085           1.80               -          -                -           -
 1995                  1,416         18.294     25,910           1.80               -          -                -           -
 1994                  1,158         15.373     17,797           1.80               -          -                -           -

Zero Coupon Fund - 2005
December 31,
 1998                    349         25.003      8,739           1.80               2         24.786           50         1.89
 1997                    345         22.532      7,772           1.80               -          -                -           -
 1996                    428         20.517      8,777           1.80               -          -                -           -
 1995                    456         20.914      9,531           1.80               -          -                -           -
 1994                    403         16.096      6,483           1.80               -          -                -           -

Zero Coupon Fund - 2010
December 31,
 1998                    272         27.920      7,588           1.80               3         27.674           93         1.89
 1997                    292         24.740      7,220           1.80               -          -                -           -
 1996                    348         21.522      7,492           1.80               -          -                -           -
 1995                    371         22.431      8,329           1.80               -          -                -           -
 1994                    252         15.930      4,008           1.80               -          -                -           -

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1Period from June 10, 1996 (fund commencement) to December 31, 1996.
2Period from August 17, 1998 (fund commencement) to December 31, 1998.
3Period from December 2, 1996 (fund commencement) to December 31, 1996.
4Period from April 25, 1994 (fund commencement) to December 31, 1994.
5Period from August 4, 1995 (fund commencement) to December 31, 1995.






                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK


                              Financial Statements


                           December 31, 1998 and 1997

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Independent Auditors Report

The Board of Directors
Preferred Life Insurance Company of New York:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 1998 and 1997, and the related statements of income, comprehensive income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                           KPMGPeat Marwick LLF

Minneapolis, Minnesota
February 5, 1999


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements
Balance Sheets
December 31, 1998 and 1997
(In thousands except share data)
                                                                                                     1998        1997
---------------------------------------------------------------------------------------------------------------------------
Assets
  Investments:
  Fixed maturities, at market                                                                      $ 38,784     30,106
  Equity securities, at market                                                                        1,752          0
  Certificates of deposit and short-term securities                                                  10,069        698
---------------------------------------------------------------------------------------------------------------------------
Total investments                                                                                    50,605     30,804
Cash                                                                                                  6,135      5,321
Receivables                                                                                           3,595      5,006
Reinsurance receivable:
 Recoverable on future benefit reserves                                                                 156        166
 Recoverable on unpaid claims                                                                         9,545     10,537
 Receivable on paid claims                                                                            1,935      2,500
Deferred acquisition costs                                                                           33,387     37,447
Other assets                                                                                          4,805      6,976
---------------------------------------------------------------------------------------------------------------------------
Assets, exclusive of separate account assets                                                        110,163     98,757
Separate account assets                                                                             732,046    833,083
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                       $842,209    931,840
Liabilities and Stockholder's Equity
Liabilities:
 Future benefit reserves:
  Life                                                                                              $ 1,827      1,362
  Annuity                                                                                             7,716        634
 Policy and contract claims                                                                          27,278     30,758
 Unearned premiums                                                                                      913      1,590
 Other policyholder funds                                                                             3,551      1,230
 Reinsurance payable                                                                                  1,497      2,116
 Deferred income taxes                                                                                9,977     10,173
 Accrued expenses and other liabilities                                                               3,894      3,111
 Commissions due and accrued                                                                            622        930
 Payable to parent                                                                                    3,403      3,182
---------------------------------------------------------------------------------------------------------------------------
Liabilities, exclusive of separate account liabilities                                               60,678     55,086
Separate account liabilities                                                                        732,046    833,083
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   792,724    888,169
Stockholder's equity:
 Common stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000      2,000
 Additional paid-in capital                                                                          15,500     15,500
 Retained earnings                                                                                   31,052     25,455
 Accumulated other comprehensive income                                                                 933        716
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                                           49,485     43,671
Commitments and contingencies (notes 6, 11 and 12)
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $842,209    931,840

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)
Statements of Income
Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                         1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                               $ 7,115        8,866      9,174
 Annuity considerations                                                                 12,643       12,791     11,725
 Accident and health premiums                                                           21,148       22,114     22,105
---------------------------------------------------------------------------------------------------------------------------
Total premiums and considerations                                                       40,906       43,771     43,004
 Premiums ceded                                                                         11,427       12,939     11,574
---------------------------------------------------------------------------------------------------------------------------
Net premiums and considerations                                                         29,479       30,832     31,430
 Investment income, net                                                                  2,021        1,626      1,220
 Realized investment gains (losses)                                                      1,003           (1)       (62)
 Other income                                                                               62           93          0
---------------------------------------------------------------------------------------------------------------------------
Total revenue                                                                           32,565       32,550     32,588
Benefits and expenses:
 Life insurance benefits                                                                 3,508        5,074      5,971
 Annuity benefits                                                                          351          323        202
 Accident and health insurance benefits                                                 10,579       14,709     13,406
---------------------------------------------------------------------------------------------------------------------------
Total benefits                                                                          14,438       20,106     19,579
 Benefit recoveries                                                                      5,770        9,200      6,614
---------------------------------------------------------------------------------------------------------------------------
Net benefits                                                                             8,668       10,906     12,965
 Commissions and other agent compensation                                                7,091        8,295      8,596
 General and administrative expenses                                                     4,148        4,018      3,576
 Taxes, licenses and fees                                                                  187          654        688
 Change in deferred acquisition costs, net                                               4,060          798        341
---------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                             24,154       24,671     26,166
Income from operations before income taxes                                               8,411        7,879      6,422
Income tax expense (benefit):
 Current                                                                                 3,126        1,573        435
 Deferred                                                                                 (312)       1,029      2,396
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense                                                                 2,814        2,602      2,831
Net income                                                                             $ 5,597        5,277      3,591

See   accompanying   notes  to   financial statements.


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)
Statements of Comprehensive
Income Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                         1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                              $5,597        5,277      3,591
---------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss):
 Unrealized gains (losses) on fixed maturities and equity securities:
  Unrealized holding gains (losses) arising during the period net of tax of $468 in 1998,
   $403 in 1997, and $(188) in 1996                                                        869          749       (348)
 Reclassification adjustment for realized (gains) losses included in net income, net of tax
  of $351 in 1998, $0 in 1997, and $(22) in 1996                                          (652)           1         40
---------------------------------------------------------------------------------------------------------------------------
Total other comprehensive income (loss)                                                    217          750       (308)
Total comprehensive income                                                              $5,814        6,027      3,283


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)
Statements of Stockholder's Equity
Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                  $ 2,000        2,000      2,000
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
 Balance at beginning and end of year                                                   15,500       15,500     15,500
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                           25,455       20,178     16,587
 Net income                                                                              5,597        5,277      3,591
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                 31,052       25,455     20,178
Accumulated other comprehensive income (loss):
 Balance at beginning of year                                                              716          (34)       274
 Net unrealized gain (loss) during the year, net of deferred federal income taxes                       217        750
(308)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                    933          716        (34)
Total stockholder's equity                                                             $49,485       43,671     37,644
Statements of Cash Flows
Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                         1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net income                                                                            $ 5,597        5,277      3,591
---------------------------------------------------------------------------------------------------------------------------
Adjustments  to reconcile net income to net cash provided by (used in) operating activities:
 Realized (gains) losses on investments                                                 (1,003)           1         62
 Deferred federal income tax expense                                                      (312)       1,029      2,396
 Interest credited to policyholder account balances                                         42            0          0
 Change in:
  Receivables and other assets                                                           5,149       (4,283)     2,831
  Deferred acquisition costs                                                             4,060          798        341
  Future benefit reserves                                                                  829          452        944
  Policy and contract claims                                                            (3,480)         847       (353)
  Unearned premiums                                                                       (677)        (297)      (443)
  Other policyholder funds                                                               2,321          551        (12)
  Reinsurance payable                                                                     (619)         (17)       881
  Accrued expenses and other liabilities                                                   783          649     (1,523)
  Commissions due and accrued                                                             (308)         108         (2)
  Due to parent                                                                            221        2,080        439
 Depreciation and amortization                                                            (275)        (110)       (46)
---------------------------------------------------------------------------------------------------------------------------
Total adjustments                                                                        6,731        1,808      5,515
Net cash provided by operating activities                                               12,328        7,085      9,106
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities                                                          (28,065)      (8,680)    (8,525)
 Purchase of equity securities                                                          (2,105)           0          0
 Sale of fixed maturities                                                               20,414           81      2,654
 Sale of equity securities                                                                 553            0          0
 Other investments, net                                                                 (8,987)       1,859     (1,492)
---------------------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                                  (18,190)      (6,740)    (7,363)
Cash flows provided by financing activities:
 Policyholders' deposits to account balances                                             6,676            0          0
---------------------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                       814          345      1,743
Cash at beginning of year                                                                5,321        4,976      3,233
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                    $ 6,135        5,321      4,976

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements
(in thousands)

(1) Summary of Significant Accounting Policies

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 1998 revenue and consideration volume, 19%, 43% and 38% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

Basis of Presentation

The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.
Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Variable Annuity Business

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1998, 1997 and 1996 were $8,763, $10,147, and $6,541, respectively.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)
(1) Summary of Significant Accounting Policies (cont.)

Future Benefit Reserves

Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value.

Realized gains and losses are computed based on the specific identification method.

Short term investments, which include certificate of deposits, are carried at amortized cost which approximates market.

As of December 31, 1998 and 1997, investments with a carrying value of $1,711 and $1,645, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) Summary of Significant Accounting Policies (cont.)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1998, the Company adopted SFAS No. 130, Reporting Comprehensive Income. A Statement of Comprehensive Income is now included in these financial statements.

Accounting Pronouncements to be Adopted

In December 1997, the AICPA issued Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. The SOP provides guidance for determining when to recognize a liability for guaranty fund assessments, how to measure the liability and for determining when an asset may be recognized for premium tax offset recoveries. The SOP is effective for years beginning after December 15, 1998. The Company will adopt SOP 97-3 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the financial statements.

Reclassifications

Certain  1997   balances  have  been   reclassified   to  conform  to  the  1998
presentation.


(2) Investments

Investments at December 31, 1998 consist of:

                                                                                                               Amount
                                                                                  Amortized cost Estimated    shown on
                                                                                      or cost   fair value  balance sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
 U.S. government                                                                      $30,595       31,739      31,739
 Foreign government                                                                       499          496         496
 Corporate securities                                                                   5,227        5,263       5,263
 Mortgage backed securities                                                               957          972         972
 Public utilities                                                                         304          314         314
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                                $37,582       38,784      38,784
Equity securities:
 Common stocks:
  Banks, trusts and insurance companies                                                   101           85          85
  Industrial and miscellaneous                                                          1,417        1,667       1,667
---------------------------------------------------------------------------------------------------------------------------
  Total equity securities                                                             $ 1,518        1,752       1,752
Other investments:
 Short-term securities                                                                 10,069      XXXXXXX      10,069
---------------------------------------------------------------------------------------------------------------------------
  Total investments                                                                   $49,169      XXXXXXX      50,605
---------------------------------------------------------------------------------------------------------------------------


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) Investments (cont.)

At December 31, 1998 and 1997, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                                       Gross       Gross
                                                                         Amortized  unrealized  unrealized    Estimated
                                                                           cost        gains      losses     fair value
---------------------------------------------------------------------------------------------------------------------------

1998:
 U.S. government                                                          $30,595       1,378          234      31,739
 Foreign government                                                           499           0            3         496
 Corporate securities                                                       5,227          39            3       5,263
 Mortgage backed securities                                                   957          15            0         972
 Public utilities                                                             304          10            0         314
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                     37,582       1,442          240      38,784
 Equity securities                                                          1,518         337          103       1,752
---------------------------------------------------------------------------------------------------------------------------
Total                                                                     $39,100       1,779          343      40,536
1997:
 U.S. government                                                          $28,189       1,070            3      29,256
 Mortgage backed securities                                                   815          35            0         850
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                    $29,004      $1,105          $ 3     $30,106
---------------------------------------------------------------------------------------------------------------------------

The changes in unrealized gains on fixed maturities were $100, $1,155, and $(475) for the years ended December 31, 1998, 1997 and 1996, respectively.

The change in unrealized gains from equity securities was $234 for the year ended December 31, 1998.

The amortized cost and estimated fair value of fixed maturities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
 Due after one year through five years:                                                            $16,796      16,731
 Due after five years through ten years                                                             11,132      11,444
 Due after ten years                                                                                 8,697       9,637
 Mortgage backed securities                                                                            957         972
---------------------------------------------------------------------------------------------------------------------------
 Totals                                                                                            $37,582      38,784
---------------------------------------------------------------------------------------------------------------------------

Proceeds from sales of investments in available-for-sale securities during 1998, 1997 and 1996 were $20,967, $81, and $2,654, respectively. Gross gains of $1,080, $0, and $0 and gross losses of $77, $0, and $62 were realized on sales of available-for-sale securities in 1998, 1997 and 1996, respectively.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) Investments (cont.)

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities                                                                      $1,592        1,494       1,132
 Short-term investments                                                                   393          168          98
Dividends:
 Equity securities                                                                         12            0           0
Other                                                                                      52           11           1
---------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                 2,049        1,673       1,231
Investment expenses                                                                        28           47          11
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $2,021        1,626       1,220

(3) Summary Table of Fair Value Disclosures


                                                                                1998                         1997
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets
 Fixed maturities, at market
  U.S. government                                                         $31,739    $31,739         $29,256   $29,256
  Foreign government                                                          496        496               0         0
  Corporate securities                                                      5,263      5,263               0         0
  Mortgage backed securities                                                  972        972             850       850
  Public utilities                                                            314        314               0         0
 Equity securities                                                          1,752      1,752               0         0
 Certificates of deposit and other short term securities                   10,069     10,069             698       698
 Receivables                                                                3,595      3,595           5,006     5,006
 Separate accounts assets                                                 732,046    732,046         833,083   833,083
Financial liabilities
 Separate account liabilities                                             732,046    723,593         833,083   821,457
---------------------------------------------------------------------------------------------------------------------------

See Note (1) "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4) Receivables

Receivables at December 31 consist of the following:

                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                        $2,747       4,565
Reinsurance commission receivable                                                                      115          38
Other                                                                                                  733         403
---------------------------------------------------------------------------------------------------------------------------
       Total receivables                                                                            $3,595       5,006



(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $838, $662, and $293 in 1998, 1997 and 1996, respectively, is summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables of $7,643, $7,476 and $9,249    $17,804     $16,126      $15,096
Incurred related to:
 Current year                                                                          11,203       11,440      11,372
 Prior years                                                                           (4,946)      (3,199)     (3,079)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                          6,257        8,241       8,293
Paid related to:
 Current year                                                                           3,697        1,686       1,458
 Prior years                                                                            4,714        4,877       5,805
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                              8,411        6,563       7,263
Balance at December 31, net of reinsurance recoverables of $6,540, $7,643 and $7,476  $15,650     $17,804      $16,126
---------------------------------------------------------------------------------------------------------------------------

Due to lower than anticipated losses related to prior years, the provision for prior year claims and claim adjustment expenses decreased. In 1998, the Company experienced positive development in its HMO reinsurance business which further decreased the provision for prior year claims.


(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1998 and 1997 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $3,043 and $2,850, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                            Direct      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                                    $ 856,149            0     277,168      578,981           0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                7,115            0       1,568        5,547           0.0%
 Annuities                                                    12,643            0           0       12,643           0.0%
 Accident and health insurance                                15,813        5,335       9,859       11,289          47.3%
---------------------------------------------------------------------------------------------------------------------------
Total Premiums                                                35,571        5,335      11,427       29,479          18.1%
December 31, 1997:
Life insurance in force                                   $1,591,244            0     484,546    1,106,698           0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                8,866            0       2,450        6,416           0.0%
 Annuities                                                    12,791            0           0       12,791           0.0%
 Accident and health insurance                                14,823        7,291      10,489       11,625          62.7%
---------------------------------------------------------------------------------------------------------------------------
Total Premiums                                                36,480        7,291      12,939       30,832          23.6%
December 31, 1996:
Life insurance in force                                   $1,700,286            0     647,863    1,052,423           0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                9,174            0       2,304        6,870           0.0%
 Annuities                                                    11,725            0           0       11,725           0.0%
 Accident and health insurance                                15,482        6,623       9,270       12,835          51.6%
---------------------------------------------------------------------------------------------------------------------------
Total Premiums                                                36,381        6,623      11,574       31,430          21.1%
---------------------------------------------------------------------------------------------------------------------------

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                       Assumed                                       Ceded
---------------------------------------------------------------------------------------------------------------------------
                                             1998         1997         1996              1998         1997        1996
---------------------------------------------------------------------------------------------------------------------------
Life insurance in force                       $ 0            0            0             1,992        2,032       2,432
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                               $ 0            0            0                10           44          36
 Accident and health insurance              1,575        1,566        2,547               635          841         766
---------------------------------------------------------------------------------------------------------------------------
Total premiums                             $1,575        1,566        2,547               645          885         802



PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(7) Income Taxes

Income Tax Expense

Total income tax expenses (benefits) for the years ended December 31 are as follows:

                                                                                        1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expense                                                                   $3,126        1,573         435
 Deferred tax (benefit) expense                                                          (312)       1,029       2,396
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                    $2,814        2,602       2,831
Income tax effect on equity:
 Attributable to unrealized gains and losses for the year                                 116          404        (166)
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                      $2,930        3,006       2,665
Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:

                                                                                        1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                      $2,943        2,758       2,248
Other                                                                                    (129)        (156)        583
---------------------------------------------------------------------------------------------------------------------------
Income tax expense as reported                                                         $2,814        2,602       2,831
---------------------------------------------------------------------------------------------------------------------------

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1998 and 1997 are as follows:

                                                                                                    1998         1997
---------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
 Future benefit reserves                                                                           $ 1,821       2,675
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax assets                                                                            1,821       2,675
Deferred tax liabilities:
 Deferred acquisition costs                                                                          9,003      10,382
 Unrealized gains on investments                                                                       502         385
 Other                                                                                               2,293       2,081
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax liabilities                                                                      11,798      12,848
Net deferred tax liability                                                                         $ 9,977      10,173
---------------------------------------------------------------------------------------------------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(7) Income Taxes (cont.)

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. The Company's liability for current taxes was $969 and $2,077 as of December 31, 1998 and 1997, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.


(8) Related Party Transactions

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,729, $1,463, and $1,246 in 1998, 1997 and 1996, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1998 and 1997 was $356 and $569, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $18, $15, and $11 in 1998, 1997 and 1996, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1998 and 1997.


(9) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $30, $37, and $29 in 1998, 1997 and 1996, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1998, 1997 and 1996 Plan participants was 75%, 90%, and 100%, respectively. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $18, $59, and $41 in 1998, 1997 and 1996, respectively, toward planned contributions.


(10) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                          Stockholder's equity                       Net Income
---------------------------------------------------------------------------------------------------------------------------
                                                             1998         1997               1998        1997     1996
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                            $32,866       25,940              6,891      4,292    2,358
Adjustments:
 Change in reserve basis                                    (9,216)     (10,494)             2,147      2,424    4,070
 Deferred acquisition costs                                 33,387       37,447             (4,060)      (798)    (341)
 Deferred taxes                                             (9,977)     (10,173)               312     (1,029)  (2,396)
 Nonadmitted assets                                             75          171                  0          0        0
 Interest maintenance reserve                                  569          (88)               657        (19)     (99)
 Asset valuation reserve                                       283            2                  0          0        0
 Liability for unauthorized reinsurers                         239          225                  0          0        0
 Unrealized gains on investments                             1,202        1,102                  0          0        0
 Other                                                          57         (461)              (350)       407       (1)
---------------------------------------------------------------------------------------------------------------------------
  As reported in the accompanying financial statements     $49,485       43,671              5,597      5,277    3,591
---------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum capital and surplus requirements. At December 31, 1998 and 1997, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1998, 1997 and 1996.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory Event               Capital (less than or equal to)
--------------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1998 and 1997.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements. Furthermore, the NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is currently in the process of state adoption, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.


 (11) Commitments and Contingencies

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(12) Year 2000

The Company is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Additional costs associated with this effort are not expected to be material and will be expensed as incurred. This "Year 2000
Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and from third parties with whom the Company deals on financial transactions worldwide. Failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business, and especially to process and account for the transfer of funds electronically.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)



(13) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1998, 1997 and 1996:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                                  Future              Other        Premium              Benefits,   Net change
                      Deferred   benefits,           policy        revenue               claims       in
                       policy     losses,           claims and     and other    Net    losses, and   policy      Other
                     acquisition claims and Unearned benefits     contract   investment settlement  acquisition operating
                        costs  loss expense premiums  payable   considerations income    expenses    costs     (a)expenses
---------------------------------------------------------------------------------------------------------------------------
1998:
Life insurance            $ 57     1,827      246    3,424         5,547       303    2,160      165     1,518
Annuities               33,206     7,716        0      827        12,643       243      351    3,899     6,047
Accident and
 health insurance          124         0      667   23,027        11,289     1,475    6,157       (4)    3,861
---------------------------------------------------------------------------------------------------------------------------
                       $33,387     9,543      913   27,278        29,479     2,021    8,668    4,060    11,426
1997:
Life insurance           $ 222     1,362      983    4,177         6,416       406    2,587       68     2,075
Annuities               37,105       634        0      471        12,791         0      323      750     8,023
Accident and
 health insurance          120         0      607   26,109        11,625     1,220    7,996      (20)    2,869
---------------------------------------------------------------------------------------------------------------------------
                       $37,447     1,996    1,590   30,757        30,832     1,626   10,906      798    12,967
1996:
Life insurance           $ 290     1,219      908    5,151         6,870       268    4,371      (27)    2,297
Annuities               37,855       325        0      864        11,725         0      202      265     7,069
Accident and
 health insurance          100         0      979   23,895        12,835       952    8,392      103     3,494
---------------------------------------------------------------------------------------------------------------------------
                       $38,245     1,544    1,887   29,910        31,430     1,220   12,965      341    12,860


(a) See note 1 for aggregate gross amortization.








                                  PART C

                             OTHER INFORMATION


Item 24.  Financial Statements and Exhibits


a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Balance Sheets as of December 31, 1998 and 1997.
          3. Statements of Income for the years ended December 31, 1998, 1997 and 1996.
          4.  Statements of Stockholder's Equity for the years ended
              December 31, 1998, 1997 and 1996.
          5. Statements of Cash Flow for the years ended December 31, 1998, 1997 and 1996.
          6.  Notes to Financial Statements - December 31, 1998, 1997 and 1996.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 1998.
          3.  Statements of Operations for the year ended December 31, 1998.
          4. Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997.
          5.  Notes to Financial Statements - December 31, 1998.



b.   Exhibits


     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
     2.     Not Applicable
     3.     Principal Underwriter Agreement(3)
     4.     Individual Variable Annuity Contract(2)
     5.     Application for Individual Variable Annuity Contract(2)
     6.     (i)   Copy of Articles of Incorporation of the Company(1)
            (ii)  Copy of the Bylaws of the Company(3)
     7.     Not Applicable
     8.     Form of Fund Participation Agreement(2)
     9.     Opinion and Consent of Counsel
     10.    Independent Auditors' Consent
     11.    Not Applicable
     12.    Not Applicable
     13.    Calculation of Performance Information
     14.    Company Organizational Chart(3)
     27.    Not Applicable


  (1) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Form N-4 as filed electronically on October 27, 1995.
  (2) Incorporated by reference to Post-Effective Amendment No. 10 to Registrants Form N-4 as filed electronically on April 18, 1996.
  (3) Incorporated by reference to Post-Effective Amendment No.14 to Registrants Form N-4 as filed electronically on April 29, 1998.






Item 25.     Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------
Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking             Chairman, Chief Executive Officer and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas D. Barta                 Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403


Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470


Kenneth P. Schrapp              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403


Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY  10022

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 14 to Registrant's Form N-4 and is incorporated herein by reference.

Item 27.     Number of Contract Owners

As of February 26, 1999, there were 4,881 qualified Contract Owners and 9,547 non-qualified Contract Owners.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

        Allianz Life Variable Account A
        Allianz Life Variable Account B

     b. The following are the officers(managers) and directors(Board of Governors) of NALAC Financial Plans, LLC:


Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------        ---------------------
James P. Kelso          Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      Chief Manager and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

c.     Not Applicable

Item 30.     Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registrations Statement and has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 26th day of April, 1999.



     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)



By: /s/ Michael T. Westermeyer
     -------------------------



     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ Michael T. Westermeyer
     -------------------------





Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title



Lowell C. Anderson*     Director
Lowell C. Anderson                                     4-26-99

Ronald L. Wobbeking*    Chairman, Chief Executive
Ronald L. Wobbeking     Officer and Director           4-26-99

Thomas D. Barta*        Treasurer
Thomas D. Barta                                        4-26-99

Thomas G. Brown*        Director
Thomas G. Brown                                        4-26-99

Edward J. Bonach*       Director
Edward J. Bonach                                       4-26-99

Robert S. James*        Director
Robert S. James                                        4-26-99

Thomas J. Lynch*        President and Director
Thomas J. Lynch                                        4-26-99

Dennis Marion*          Director
Dennis Marion                                          4-26-99

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson                                    4-26-99

Eugene Long*            Director
Eugene Long                                            4-26-99

Reinhard W. Obermueller*Director
Reinhard W. Obermueller                                4-26-99

Stephen R. Herbert*     Director
Stephen R. Herbert                                     4-26-99

Jack F. Rockett*        Director
Jack F. Rockett                                        4-26-99


                                 * By /S/ Michael T. Westermeyer
                                      --------------------------
                                      Attorney-in-Fact
                                      Secretary and Director






                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO.   16

                                      TO

                                   FORM N-4

                      PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                              INDEX TO EXHIBITS


Exhibit                                                             Page

EX-99.B9      Opinion and Consent of Counsel

EX-99.B10     Independent Auditors' Consent

EX-99.B13     Calculation of Performance Information